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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08367

Evergreen Municipal Trust

_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for 4 of its series, Evergreen High Grade Municipal Bond Fund, Evergreen Municipal Bond Fund, Evergreen Short-Intermediate Municipal Bond Fund and Evergreen Strategic Municipal Bond Fund, for the year ended May 31, 2006. These 4 series have a May 31, fiscal year end.

Date of reporting period: May 31, 2006

Item 1 - Reports to Stockholders.

Evergreen High Grade Municipal Bond Fund

Evergreen

HIGH GRADE MUNICIPAL BOND FUND

Annual Report
as of May 31, 2006

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
24	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
25	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

July 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen High Grade Municipal Bond Fund, which covers the twelve-month period ended May 31, 2006.

Municipal bond investors encountered interesting opportunities and challenges over the past year. Through most of the twelve months, the market was favored by strong investor demand, including non-traditional investors attracted by the values they found in municipals. As a result, tax-advantaged bonds outperformed their taxable counterparts. Both the municipal and the taxable markets were heavily influenced by the actions of the Federal Reserve Board (“Fed”), which continued to move aggressively to guard against the possibility of renewed inflation by raising short-term interest rates. Longer-term rates showed more stability, resulting in a flattening of the yield curve. Intermediate-term securities proved especially vulnerable to the narrowing of the differences in yields, underperforming long-term bonds. However, the rise in short-term rates quickly translated into more income for investors in short-term instruments, and municipal securities with maturities of one to two years outperformed both intermediate- and long-term bonds. Against a backdrop of robust economic growth, high-yielding, lower-rated municipals outperformed high-grade bonds.

Over the twelve months, the economy produced a great deal of confusing, and sometimes contradictory, evidence about its health. The economic expansion showed remarkable durability, most notably in first quarter of 2006 when Gross Domestic Product grew at an annualized rate of 5.6% . However, that torrid growth trajectory did not appear to be sustainable. Based on reported

1

LETTER TO SHAREHOLDERS continued

trends in housing, employment and retail sales, personal consumption for the second quarter was anticipated to grow at one-half the rate of the first quarter. Estimates of increases in corporate capital expenditures also were being reduced. While many observers debated whether or not short-term volatility might be an early indicator of a weakened economy, Evergreen’s Investment Strategy Committee focused on a variety of signals pointing to the stamina of the economic expansion. Although the rates of increases in corporate profits, capital expenditures and personal consumption were starting to decline, all these economic indicators were still rising, at what we believed to be a more sustainable pace.

In an environment in which short-term yields rose steadily, the portfolio manager of Evergreen Short-Intermediate Municipal Bond Fund increased the emphasis on lower-rated, investment-grade securities as well as on short-term, cash-equivalent investments that were able to quickly capture the benefits of rising rates. The portfolio manager of Evergreen Strategic Municipal Bond Fund kept the portfolio’s duration short and focused on higher-yielding “cushion” bonds that tend to perform well as interest rates rise. The portfolio manager of Evergreen Intermediate Municipal Bond Fund de-emphasized shorter-term intermediates while also increasing investments in higher coupon securities with relatively short calls, which offer greater price protection during a time of rising interest rates. The portfolio manager of Evergreen Municipal Bond Fund anticipated the current trend in the interest-rate cycle by increasing investments in intermediate-term securities with maturities from eight to fifteen years, while cutting back in long-term bonds. At the same time, he also increased the exposure to lower-rated, investment-grade bonds that tended to outperform higher-rated securities. The portfolio manager of Evergreen High Grade Municipal Bond Fund also increased exposure to intermediates with maturities from eight to fifteen years, while continuing the fund’s

2

LETTER TO SHAREHOLDERS continued

emphasis on insured municipal bonds.

As always, we continue to encourage investors to maintain well diversified personal portfolios to gain exposure to different types of opportunities and to minimize overall portfolio risk. The experience over the twelve months reinforced the importance of asset allocation and we continue to recommend that investors extend the diversification process within an asset class, as with Evergreen’s municipal bond funds.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of May 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Mathew M. Kiselak

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2006.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 2/21/1992

	Class A	Class B	Class C	Class I
Class inception date	2/21/1992	1/11/1993	4/30/1999	2/28/1994

Nasdaq symbol	EHGAX	EHGBX	EHGCX	EHGYX

Average annual return*

1-year with sales charge	-3.44%	-4.20%	-0.30%	N/A

1-year w/o sales charge	1.38%	0.68%	0.68%	1.69%

5-year	3.63%	3.55%	3.89%	4.94%

10-year	4.49%	4.23%	4.46%	5.27%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Historical performance shown for Class C prior to its inception is based on the performance of Class A, the original class offered. The historical returns for Class C have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen High Grade Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 1.38% for the twelve-month period ended May 31, 2006, excluding any applicable sales charges. During the same period, the LBMBI returned 1.89% ..

The fund seeks a high level of current income, exempt from federal income taxes other than the alternative minimum tax, that is consistent with preservation of capital.

During the fiscal year, the most noteworthy influence on the municipal bond markets —as well as on the fixed-income markets in general — was the flattening of the yield curve, as the difference between yields of long-term and short-term securities tightened. As a result of this flattening, the difference between the yields of 1-year and 30-year municipals had narrowed to just 92 basis points by the end of the fiscal year. This narrowing of the gap between long-term and shorter-term yields resulted in longer maturities outperforming intermediate-term securities, the latter of which tended to suffer greater price losses as yields rose faster. By quality, in a period of persisting economic expansion and improving corporate profitability, lower-rated bonds tended to outperform high-grade issues.

As the yield curve flattened, we tended to focus on the longer end of the curve, where more income was available among longer-maturity bonds. We placed the greatest emphasis on securities with maturities of fifteen to thirty years, although we did reduce these positions somewhat in anticipating a market trend which might favor shorter intermediate-term securities. Intermediates, because they were more vulnerable to price risk as the yield curve flattened, tended to underperform longer-maturity bonds. Because of the high quality orientation of the fund, we could not seek better yield by investing in lower-rated securities. We continued to invest principally in insured municipal bonds, which represented 71% of the fund’s assets at the end of the fiscal year. Average credit quality remained at AAA, while duration, which is a measure of price sensitivity to changes in interest rates, was 5.34 years at the end of the fiscal year.

Performance surpassed the median of the competitive universe, as reflected in the Lipper General Insured Municipal Debt Funds category, while it trailed the LBMBI, which does not include any expenses. Our continued focus on bonds with maturities of greater than twenty years helped during a period when bonds with longer-term maturities outperformed the overall market.

However, our decision to reduce positions in longer-maturity bonds and to place greater emphasis on bonds with maturities from eight to fifteen years appears to have been premature, since those securities underperformed the longer-maturity bonds during the period as the yield curve flattened.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

All data is as of May 31, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2005 to May 31, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	12/1/2005	5/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,012.56	$ 4.92
Class B	$ 1,000.00	$ 1,009.04	$ 8.67
Class C	$ 1,000.00	$ 1,009.04	$ 8.67
Class I	$ 1,000.00	$ 1,014.07	$ 3.67
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.04	$ 4.94
Class B	$ 1,000.00	$ 1,016.31	$ 8.70
Class C	$ 1,000.00	$ 1,016.31	$ 8.70
Class I	$ 1,000.00	$ 1,021.29	$ 3.68

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.98% for Class A, 1.73% for Class B, 1.73% for Class C and 0.73% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS A	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 11.20	$ 10.88	$ 11.49	$ 10.80	$ 10.65

Income from investment operations
Net investment income (loss)	0.42	0.43	0.44	0.46	0.47
Net realized and unrealized gains or losses on investments	(0.27)	0.32	(0.61)	0.69	0.15

Total from investment operations	0.15	0.75	(0.17)	1.15	0.62

Distributions to shareholders from
Net investment income	(0.42)	(0.43)	(0.44)	(0.46)	(0.47)

Net asset value, end of period	$ 10.93	$ 11.20	$ 10.88	$ 11.49	$ 10.80

Total return[1]	1.38%	7.03%	(1.53%)	10.86%	5.92%

Ratios and supplemental data
Net assets, end of period (thousands)	$62,912	$65,847	$64,868	$80,942	$65,080
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.99%	1.02%	1.03%	0.93%	0.99%
Expenses excluding waivers/reimbursements and expense reductions	1.04%	1.03%	1.03%	0.94%	0.99%
Net investment income (loss)	3.84%	3.91%	3.90%	4.11%	4.37%
Portfolio turnover rate	97%	55%	64%	48%	40%

1 Excluding applicable sales charges

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS B	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 11.20	$ 10.88	$ 11.49	$ 10.80	$ 10.65

Income from investment operations
Net investment income (loss)	0.34	0.36	0.36	0.38	0.39
Net realized and unrealized gains or losses on investments	(0.27)	0.32	(0.61)	0.69	0.15

Total from investment operations	0.07	0.68	(0.25)	1.07	0.54

Distributions to shareholders from
Net investment income	(0.34)	(0.36)	(0.36)	(0.38)	(0.39)

Net asset value, end of period	$ 10.93	$ 11.20	$ 10.88	$ 11.49	$ 10.80

Total return[1]	0.68%	6.28%	(2.22%)	10.05%	5.13%

Ratios and supplemental data
Net assets, end of period (thousands)	$12,338	$16,153	$20,028	$26,460	$25,281
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.73%	1.73%	1.73%	1.67%	1.75%
Expenses excluding waivers/reimbursements and expense reductions	1.73%	1.73%	1.73%	1.67%	1.75%
Net investment income (loss)	3.10%	3.20%	3.20%	3.37%	3.61%
Portfolio turnover rate	97%	55%	64%	48%	40%

1 Excluding applicable sales charges

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS C	2006	2005	2004	2003	2002

Net asset value, beginning of period	$11.20	$10.88	$ 11.49	$ 10.80	$10.65

Income from investment operations
Net investment income (loss)	0.34	0.36[1]	0.36	0.38	0.39
Net realized and unrealized gains or losses on investments	(0.27)	0.32	(0.61)	0.69	0.15

Total from investment operations	0.07	0.68	(0.25)	1.07	0.54

Distributions to shareholders from
Net investment income	(0.34)	(0.36)	(0.36)	(0.38)	(0.39)

Net asset value, end of period	$10.93	$11.20	$ 10.88	$ 11.49	$10.80

Total return[2]	0.68%	6.28%	(2.22%)	10.05%	5.13%

Ratios and supplemental data
Net assets, end of period (thousands)	$8,260	$9,013	$10,291	$12,433	$4,886
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.73%	1.73%	1.73%	1.68%	1.72%
Expenses excluding waivers/reimbursements and expense reductions	1.73%	1.73%	1.73%	1.68%	1.72%
Net investment income (loss)	3.10%	3.20%	3.20%	3.32%	3.60%
Portfolio turnover rate	97%	55%	64%	48%	40%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS I	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 11.20	$ 10.88	$ 11.49	$ 10.80	$ 10.65

Income from investment operations
Net investment income (loss)	0.45	0.47	0.47	0.49	0.50
Net realized and unrealized gains or losses on investments	(0.26)	0.32	(0.61)	0.69	0.15

Total from investment operations	0.19	0.79	(0.14)	1.18	0.65

Distributions to shareholders from
Net investment income	(0.46)	(0.47)	(0.47)	(0.49)	(0.50)

Net asset value, end of period	$ 10.93	$ 11.20	$ 10.88	$ 11.49	$ 10.80

Total return	1.69%	7.35%	(1.23%)	11.14%	6.18%

Ratios and supplemental data
Net assets, end of period (thousands)	$19,641	$22,045	$22,355	$23,936	$22,378
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.73%	0.73%	0.73%	0.68%	0.74%
Expenses excluding waivers/reimbursements and expense reductions	0.73%	0.73%	0.73%	0.68%	0.74%
Net investment income (loss)	4.10%	4.19%	4.20%	4.37%	4.62%
Portfolio turnover rate	97%	55%	64%	48%	40%

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

May 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 98.5%
AIRPORT 7.0%
Allegheny Cnty., PA Arpt. Auth. RRB, Pittsburgh Intl. Arpt. Proj., 6.00%,
01/01/2015	$2,000,000	$2,124,780
Chicago, IL O’Hare Intl. Arpt. RRB, Third Lien, Ser. B, 5.25%, 01/01/2014, (Insd.
by FGIC)	2,000,000	2,149,880
Dallas-Fort Worth, TX Intl. Arpt. RB, RITES-PA 1147R-B, 6.62%, 05/01/2011, (Insd.
by FSA) +	1,000,000	1,135,420
Metropolitan Washington, DC Arpt. Auth. Sys. RB, Ser. A, 5.25%, 10/01/2020	1,750,000	1,840,842

		7,250,922

EDUCATION 4.9%
Dorchester Cnty., SC Sch. Dist. No. 2 Installment Purpose RB, 5.00%, 12/01/2029	700,000	714,336
Maryland Econ. Dev. Corp. Student Hsg. RRB, Univ. of Maryland College Park Proj.,
5.00%, 06/01/2024, (Insd. by FGIC)	2,000,000	2,081,460
Massachusetts Hlth. & Edl. RB, Springfield College Proj., 5.25%, 10/15/2033, (Insd.
by FGIC)	1,750,000	1,812,212
University of Vermont & State Agricultural College RB, 5.50%, 10/01/2017	420,000	454,184

		5,062,192

ELECTRIC REVENUE 10.6%
Missouri Muni. Power RB, Plum Point Proj., 5.00%, 01/01/2017	3,000,000	3,182,790
Piedmont, SC Muni. Power Agcy. RRB, Ser. A, 5.00%, 01/01/2015, (Insd. by MBIA)	2,000,000	2,043,540
Superior, WI Ltd. Obl. RRB, Midwest Energy Proj., Ser. E, 6.90%, 08/01/2021, (Insd.
by FGIC)	4,500,000	5,720,040

		10,946,370

GENERAL OBLIGATION - LOCAL 17.0%
Clark Cnty., NV Refunding GO, 4.75%, 06/01/2021, (Insd. by FSA) #	1,000,000	1,024,000
Cleveland, OH GO, 5.25%, 08/01/2017, (Insd. by FGIC)	1,000,000	1,068,170
Cleveland, OH Muni. Sch. Dist. GO, 5.25%, 12/01/2023, (Insd. by FSA)	1,980,000	2,104,819
Cook Cnty., IL GO, Ser. A, 5.625%, 11/15/2016, (Insd. by MBIA)	1,000,000	1,034,260
District of Columbia Tax Increment GO, Gallery Place Proj., 5.50%, 07/01/2019,
(Insd. by FSA)	1,000,000	1,073,000
Forest Hills, OH Local Sch. Dist. GO, Sch. Impt. Proj., 5.70%, 12/01/2016, (Insd. by
MBIA)	1,500,000	1,559,220
King Cnty., WA GO, Ser. A, 5.00%, 01/01/2018, (Insd. by FSA)	2,720,000	2,866,010
Kings, OH Local Sch. Dist. GO, 7.50%, 12/01/2016, (Insd. by FGIC)	1,000,000	1,220,080
Nassau Cnty., NY GO, Sewer Dist. Proj., Ser. B, 6.00%, 05/01/2014, (Insd. by
FGIC)	695,000	784,328
Niagara Falls, NY GO, Pub. Impt. Proj.:
7.50%, 03/01/2014, (Insd. by MBIA)	500,000	613,270
7.50%, 03/01/2016, (Insd. by MBIA)	750,000	948,338
Snohomish Cnty., WA Sch. Dist. GO, 5.00%, 12/01/2018	3,000,000	3,161,760

		17,457,255

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

May 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - STATE 5.5%
Connecticut GO, Ser. D, 5.00%, 11/15/2013, (Insd. by FSA)	$1,620,000	$1,733,756
District of Columbia GO, Ser. B, 5.50%, 06/01/2012, (Insd. by FSA)	710,000	748,191
Illinois GO, 5.70%, 07/01/2014, (Insd. by FGIC)	2,000,000	2,032,900
North Carolina GO, Pub. Impt. Proj., Ser A, 5.50%, 03/01/2015	1,000,000	1,110,770

		5,625,617

HOSPITAL 19.6%
California Hlth. Facs. Fin. Auth. RRB, Ser. A, 5.75%, 07/01/2015	125,000	127,479
Illinois Hlth. Facs. Auth. RB, Sherman Hlth. Sys. Proj., 5.25%, 08/01/2017	1,000,000	1,020,500
Illinois Hlth. Facs. Auth. RRB, Ser. AA, 6.50%, 06/01/2012, (Insd. by MBIA)	1,750,000	1,974,070
Lorain Cnty., OH Hosp. RRB, Catholic Hlth. Care, Ser. A:
5.625%, 10/01/2016	2,000,000	2,132,240
5.625%, 10/01/2017	2,000,000	2,128,620
5.75%, 10/01/2018	2,500,000	2,683,850
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A:
5.25%, 02/15/2023, (Insd. by FHA & MBIA)	1,000,000	1,055,130
5.25%, 08/15/2025, (Insd. by FHA & MBIA)	2,325,000	2,448,271
Oklahoma Indl. Auth. Hlth. Sys. RRB, Ser. A, 6.25%, 08/15/2015, (Insd. by MBIA)	1,160,000	1,245,028
Orange Cnty., FL Hlth. Facs. Auth. RB, Ser. C, 6.25%, 10/01/2016, (Insd. by MBIA)	295,000	341,020
St. Paul, MN Hsg. & Redev. Auth. Hosp. RB, HealthEast Hosp. Proj., 6.00%,
11/15/2030	1,500,000	1,613,055
University of New Mexico RB, Hosp. Proj., 5.00%, 07/01/2024, (Insd. by FHA &
FSA)	1,000,000	1,029,430
Wichita, KS Hosp. Facs. Impt. RRB, Ser. 11, 6.75%, 11/15/2019	1,000,000	1,083,490
Wisconsin Hlth. & Edl. Facs. RRB, Wheaton Franciscan Svcs. Proj., 6.00%,
08/15/2016	1,230,000	1,348,277

		20,230,460

HOUSING 4.9%
Aurora, CO Hsg. Auth. MHRB, 6th Ave. Proj., Ser. A, 5.70%, 12/01/2018, (LOC: U.S.
Bancorp)	1,000,000	1,039,320
California HFA MHRB, Ser. B, 6.05%, 08/01/2016, (Insd. by AMBAC & FHA)	660,000	674,731
California HFA SFHRB, Ser. A-1, Class III, 5.70%, 08/01/2011	180,000	183,402
Escambia Cnty., FL HFA SFHRB, Multi-Cnty. Program, Ser. A, 5.50%, 10/01/2021,
(Insd. by FNMA & GNMA)	355,000	364,315
Georgia HFA SFHRB, Sub. Ser. D-2, 5.50%, 06/01/2017	1,000,000	1,026,810
Idaho HFA SFHRB, Ser. B-2, 6.00%, 07/01/2014	1,080,000	1,091,923
Idaho Hsg. Agcy. SFHRB, Ser. C-1, 6.30%, 07/01/2011, (Insd. by FHA)	90,000	90,015
New Mexico Mtge. Fin. Auth. SFHRB, Ser. C-1, 6.00%, 03/01/2032	275,000	274,508
New York HFA MHRB, Ser. B, 6.35%, 08/15/2023, (Insd. by AMBAC & HFA)	65,000	65,694
Utah HFA SFHRB, Ser. E-1, 5.375%, 07/01/2018, (Insd. by FHA)	220,000	220,099

		5,030,817

INDUSTRIAL DEVELOPMENT REVENUE 2.2%
Jacksonville, FL Econ. Dev. Cmnty. IDRB, Met Packaging Solutions Proj, 5.875%,
06/01/2031	2,000,000	2,151,080
New York, NY IDA RB, Japan Airlines Co. Proj., 6.00%, 11/01/2015	70,000	71,302

		2,222,382

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

May 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE 6.1%
Charlotte, NC COP, Convention Fac. Proj., 5.00%, 12/01/2023	$2,740,000	$2,842,805
Houston, TX Water Conveyance Sys. COP, Ser. H, 7.50%, 12/15/2014, (Insd. by
AMBAC)	1,000,000	1,226,820
Lawrence Township., IN Metro. Sch. Dist. RB, 6.875%, 07/05/2011, (Insd. by MBIA)	1,500,000	1,639,080
New York Env. Facs. Corp. RRB, Riverbank State Park Proj., 5.50%, 04/01/2016,
(Insd. by AMBAC)	250,000	258,410
Santa Ana, CA Fin. Auth. Lease RB, Police Admin. & Holding Facs. Proj., Ser. A,
6.25%, 07/01/2015, (Insd. by MBIA)	300,000	348,492

		6,315,607

PRE-REFUNDED 1.6%
Oklahoma Indl. Auth. Hlth. Sys. RRB, Ser. A, 6.25%, 08/15/2015, (Insd. by MBIA)	840,000	909,342
Orange Cnty., FL Hlth. Facs. Auth. RB, Ser. A, 6.25%, 10/01/2016, (Insd. by MBIA)	610,000	707,179
Texas Muni. Power Agcy. RB, 0.00% 09/01/2015, (Insd. by MBIA) (n)	40,000	26,761

		1,643,282

RECREATION 1.8%
Ohio Parks & Recreational Facs. RB, Ser. A, 5.25%, 02/01/2018	1,740,000	1,863,644

RESOURCE RECOVERY 0.1%
Islip, NY Resources Recovery Agcy. RB, Ser. B, 7.25%, 07/01/2011, (Insd. by
AMBAC)	100,000	114,960

SALES TAX 3.3%
Jefferson Cnty., AL Ltd. Obl. Sch. Dist. RB, Ser. A, 5.25%, 01/01/2015	825,000	875,779
Metropolitan Atlanta Rapid Trans. Auth. Georgia Sales Tax RRB, Second Indenture
Proj., Ser. A, 5.50%, 07/01/2016, (Insd. by MBIA)	2,500,000	2,554,050

		3,429,829

SPECIAL TAX 3.3%
District of Columbia HFA SFHRB, Ser. B, 5.85%, 12/01/2018, (Insd. by FNMA &
GNMA)	680,000	690,458
Elk Grove, CA Unified Sch. Dist. Spl. Tax RRB, Cmnty. Facs. Dist. Proj., 6.50%,
12/01/2024, (Insd. by AMBAC)	500,000	626,845
Louisiana Citizens Property Insurance Corp. Assmt. RB, Ser. B, 5.25%, 06/01/2014,
(Insd. by AMBAC)	1,000,000	1,073,040
New York, NY TFA RRB, Sub-Ser. A-2, 5.00%, 11/01/2018, (Insd. by FGIC)	1,000,000	1,056,080

		3,446,423

STUDENT LOAN 1.0%
Alaska Student Loan RB, Student Loan Corp. Proj., Ser. A, 5.45%, 07/01/2016,
(Insd. by AMBAC)	1,000,000	1,027,980

TOBACCO REVENUE 2.3%
Tobacco Settlement Fin. Corp. of New York, Ser. C-1:
5.50%, 06/01/2021	1,000,000	1,073,130
5.50%, 06/01/2022	1,185,000	1,270,913

		2,344,043

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

May 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION 6.1%
Massachusetts Port Auth. RRB, Ser. A, 5.50%, 07/01/2016, (Insd. by MBIA)	$1,000,000	$1,041,520
New York Thruway Auth. Hwy. & Bridge Trust Fund RB, Ser. B-2, 5.00%, 04/01/2017,
(Insd. by FGIC)	2,000,000	2,122,060
Port Seattle, WA RB, Ser. B, 5.75%, 02/01/2018, (Insd. by MBIA)	2,000,000	2,114,100
Sacramento Cnty., CA Arpt. Sys. RB, Ser. A, 6.00%, 07/01/2011, (Insd. by MBIA)	1,000,000	1,021,580

		6,299,260

WATER & SEWER 1.2%
Rock Hill, SC Util. Sys. RRB, Ser. A, 5.375%, 01/01/2019, (Insd. by FSA)	1,185,000	1,269,242

Total Municipal Obligations (cost $98,508,075)		101,580,285

	Shares	Value

SHORT-TERM INVESTMENTS 4.4%
MUTUAL FUND SHARES 4.4%
Evergreen Institutional Municipal Money Market Fund ø ## (cost $4,517,121)	4,517,121	4,517,121

Total Investments (cost $103,025,196) 102.9%		106,097,406
Other Assets and Liabilities (2.9%)		(2,946,318)

Net Assets 100.0%		$103,151,088

+ Inverse floating rate security

# When-issued or delayed delivery security

(n)  Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.

ø Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

## All or portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations

AMBAC    American Municipal Bond Assurance Corp.
COP     Certificates of Participation
FGIC     Financial Guaranty Insurance Co.
FHA     Federal Housing Authority
 FNMA     Federal National Mortgage Association
FSA     Financial Security Assurance, Inc.
GNMA    Government National Mortgage Association
GO     General Obligation
HFA    Housing Finance Authority
IDA    Industrial Development Authority
IDRB     Industrial Development Revenue Bond
LOC    Letter of Credit
MBIA    Municipal Bond Investors Assurance Corp.
MHRB    Multifamily Housing Revenue Bond
RB     Revenue Bond
RITES    Residual Interest Tax-Exempt Security
RRB     Refunding Revenue Bond
SFHRB     Single Family Housing Revenue Bond
TFA    Transitional Finance Authority

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

May 31, 2006

The following table shows the percent of total investments by geographic location as of May 31, 2006:

Ohio	13.9%
New York	7.9%
Washington	7.7%
Illinois	7.7%
South Carolina	7.1%
Wisconsin	6.7%
District of Columbia	4.1%
North Carolina	3.7%
Florida	3.4%
Georgia	3.4%
Missouri	3.0%
California	2.8%
Massachusetts	2.7%
Texas	2.3%
Oklahoma	2.0%
Pennsylvania	2.0%
Maryland	2.0%
Connecticut	1.6%
Indiana	1.5%
Minnesota	1.5%
New Mexico	1.2%
Idaho	1.1%
Colorado	1.0%
Alaska	1.0%
Kansas	1.0%
Louisiana	1.0%
Nevada	1.0%
Alabama	0.8%
Vermont	0.4%
Utah	0.2%
Non-state specific	4.3%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of May 31, 2006 (unaudited):

AAA	75.1%
AA	14.2%
A	6.2%
BBB	1.5%
NR	3.0%

100.0%

The following table shows the percent of total investments by maturity as of May 31, 2006 (unaudited):

Less than 1 year	3.7%
5 to 10 years	25.3%
10 to 20 years	64.8%
20 to 30 years	6.2%

100.0%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2006

Assets
Investments in securities, at value (cost $98,508,075)	$101,580,285
Investments in affiliated money market fund, at value (cost $4,517,121)	4,517,121

Total investments	106,097,406
Receivable for Fund shares sold	6,085
Interest receivable	1,647,124
Receivable from investment advisor	426
Prepaid expenses and other assets	16,403

Total assets	107,767,444

Liabilities
Dividends payable	112,618
Payable for securities purchased	4,167,940
Payable for Fund shares redeemed	291,483
Due to related parties	1,671
Accrued expenses and other liabilities	42,644

Total liabilities	4,616,356

Net assets	$103,151,088

Net assets represented by
Paid-in capital	$100,188,294
Undistributed net investment income	56,749

Accumulated net realized losses on investments	(166,165)
Net unrealized gains on investments	3,072,210

Total net assets	$103,151,088

Net assets consists of
Class A	$62,911,850
Class B	12,337,838
Class C	8,260,187
Class I	19,641,213

Total net assets	$103,151,088

Shares outstanding (unlimited number of shares authorized)
Class A	5,754,077
Class B	1,128,475
Class C	755,514
Class I	1,796,477

Net asset value per share
Class A	$10.93
Class A — Offering price (based on sales charge of 4.75%)	$11.48
Class B	$10.93
Class C	$10.93
Class I	$10.93

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Year Ended May 31, 2006

Investment income
Interest	$5,192,502
Income from affiliate	56,573

Total investment income	5,249,075

Expenses
Advisory fee	456,701
Distribution Plan expenses
Class A	194,379
Class B	145,668
Class C	84,046
Administrative services fee	108,089
Transfer agent fees	92,747
Trustees’ fees and expenses	1,526
Printing and postage expenses	23,090
Custodian and accounting fees	36,030
Registration and filing fees	46,282
Professional fees	25,495
Other	7,028

Total expenses	1,221,081
Less: Expense reductions	(3,199)
Expense reimbursements	(29,631)

Net expenses	1,188,251

Net investment income	4,060,824

Net realized gains on investments	1,289,560
Net change in unrealized gains or losses on investments	(3,971,538)

Net realized and unrealized gains or losses on investments	(2,681,978)

Net increase in net assets resulting from operations	$1,378,846

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended May 31,

	2006		2005

Operations
Net investment income		$4,060,824		$4,396,078
Net realized gains on investments		1,289,560		1,238,820
Net change in unrealized gains or
losses on investments		(3,971,538)		2,171,089

Net increase in net assets resulting
from operations		1,378,846		7,805,987

Distributions to shareholders from
Net investment income
Class A		(2,475,054)		(2,559,291)
Class B		(454,529)		(583,070)
Class C		(262,137)		(321,369)
Class I		(863,829)		(935,858)

Total distributions to shareholders		(4,055,549)		(4,399,588)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	685,441	7,573,837	717,831	7,991,318
Class B	120,943	1,343,075	130,013	1,453,143
Class C	182,687	2,025,353	116,584	1,300,576
Class I	57,423	640,718	129,725	1,448,815

		11,582,983		12,193,852

Net asset value of shares issued in
reinvestment of distributions
Class A	153,091	1,691,912	149,402	1,661,384
Class B	22,561	249,490	30,212	335,822
Class C	12,800	141,504	17,359	193,001
Class I	46,916	518,557	50,295	559,231

		2,601,463		2,749,438

Automatic conversion of Class B
shares to Class A shares
Class A	116,427	1,285,668	163,549	1,819,905
Class B	(116,427)	(1,285,668)	(163,549)	(1,819,905)

		0		0

Payment for shares redeemed
Class A	(1,078,133)	(11,910,378)	(1,117,437)	(12,402,527)
Class B	(340,420)	(3,754,796)	(396,215)	(4,395,073)
Class C	(244,481)	(2,709,406)	(275,587)	(3,056,622)
Class I	(275,528)	(3,041,111)	(267,657)	(2,977,749)

		(21,415,691)		(22,831,971)

Net decrease in net assets resulting
from capital share transactions		(7,231,245)		(7,888,681)

Total decrease in net assets		(9,907,948)		(4,482,282)
Net assets
Beginning of period		113,059,036		117,541,318

End of period	$ 103,151,088		$ 113,059,036

Undistributed net investment income		$56,749		$51,474

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen High Grade Municipal Bond Fund (the “Fund”) is a diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions

19

NOTES TO FINANCIAL STATEMENTS continued

due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended May 31, 2006, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $29,631.

The Fund may invest in Evergreen-managed money market funds which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

20

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares, and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended May 31, 2006, EIS received $6,319 from the sale of Class A shares and $38,175 and $790 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $103,499,122 and $108,865,671, respectively, for the year ended May 31, 2006.

On May 31, 2006 the aggregate cost of securities for federal income tax purposes was $103,036,888. The gross unrealized appreciation and depreciation on securities based on tax cost was $3,316,671 and $256,153, respectively, with a net unrealized appreciation of $3,060,518.

As of May 31, 2006, the Fund had $154,473 in capital loss carryovers for federal income tax purposes expiring in 2009.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended May 31, 2006 the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of May 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed
Exempt-
Interest	Unrealized	Capital Loss
Income	Appreciation	Carryovers

$56,749	$3,060,518	$154,473

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

21

NOTES TO FINANCIAL STATEMENTS continued

The tax character of distributions paid was as follows:

	Year Ended May 31,

	2006	2005

Ordinary Income	$44,621	$58,711
Exempt-Interest Income	4,010,928	4,340,877

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended May 31, 2006, the Fund had no borrowings under this agreement.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with

22

NOTES TO FINANCIAL STATEMENTS continued

EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

23

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen High Grade Municipal Bond Fund, a series of Evergreen Municipal Trust, as of May 31, 2006, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2006 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen High Grade Municipal Bond Fund as of May 31, 2006, the results of its operations, changes in its net assets and financial highlights for each of the years described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
July 24, 2006

24

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended May 31, 2006, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 98.90% . The percentage of distributions subject to the federal alternative minimum tax will be reported to shareholders in January 2007.

25

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26

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris	Former Partner, PricewaterhouseCoopers, LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[5]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Ms. Norris became Trustee effective July 3, 2006.

3 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

4 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

5 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

566599 rv3 7/2006

Evergreen Municipal Bond Fund

Evergreen

MUNICIPAL BOND FUND

Annual Report
as of May 31, 2006

Evergreen Investments[SM]
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
21	STATEMENT OF ASSETS AND LIABILITIES
22	STATEMENT OF OPERATIONS
23	STATEMENTS OF CHANGES IN NET ASSETS
24	NOTES TO FINANCIAL STATEMENTS
30	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
31	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

July 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Municipal Bond Fund, which covers the twelve-month period ended May 31, 2006.

Municipal bond investors encountered interesting opportunities and challenges over the past year. Through most of the twelve months, the market was favored by strong investor demand, including non-traditional investors attracted by the values they found in municipals. As a result, tax-advantaged bonds outperformed their taxable counterparts. Both the municipal and the taxable markets were heavily influenced by the actions of the Federal Reserve Board (“Fed”), which continued to move aggressively to guard against the possibility of renewed inflation by raising short-term interest rates. Longer-term rates showed more stability, resulting in a flattening of the yield curve. Intermediate-term securities proved especially vulnerable to the narrowing of the differences in yields, underperforming long-term bonds. However, the rise in short-term rates quickly translated into more income for investors in short-term instruments, and municipal securities with maturities of one to two years outperformed both intermediate- and long-term bonds. Against a backdrop of robust economic growth, high-yielding, lower-rated municipals outperformed high-grade bonds.

Over the twelve months, the economy produced a great deal of confusing, and sometimes contradictory, evidence about its health. The economic expansion showed remarkable durability, most notably in first quarter of 2006 when Gross Domestic Product grew at an annualized rate of 5.6% . However, that torrid growth trajectory did not appear to be sustainable. Based on reported

1

LETTER TO SHAREHOLDERS continued

trends in housing, employment and retail sales, personal consumption for the second quarter was anticipated to grow at one-half the rate of the first quarter. Estimates of increases in corporate capital expenditures also were being reduced. While many observers debated whether or not short-term volatility might be an early indicator of a weakened economy, Evergreen’s Investment Strategy Committee focused on a variety of signals pointing to the stamina of the economic expansion. Although the rates of increases in corporate profits, capital expenditures and personal consumption were starting to decline, all these economic indicators were still rising, at what we believed to be a more sustainable pace.

In an environment in which short-term yields rose steadily, the portfolio manager of Evergreen Short-Intermediate Municipal Bond Fund increased the emphasis on lower-rated, investment-grade securities as well as on short-term, cash-equivalent investments that were able to quickly capture the benefits of rising rates. The portfolio manager of Evergreen Strategic Municipal Bond Fund kept the portfolio’s duration short and focused on higher-yielding “cushion” bonds that tend to perform well as interest rates rise. The portfolio manager of Evergreen Intermediate Municipal Bond Fund de-emphasized shorter-term intermediates while also increasing investments in higher coupon securities with relatively short calls, which offer greater price protection during a time of rising interest rates. The portfolio manager of Evergreen Municipal Bond Fund anticipated the current trend in the interest-rate cycle by increasing investments in intermediate-term securities with maturities from eight to fifteen years, while cutting back in long-term bonds. At the same time, he also increased the exposure to lower-rated, investment-grade bonds that tended to outperform higher-rated securities. The portfolio manager of Evergreen High Grade Municipal Bond Fund also increased exposure to intermediates with maturities from eight to fifteen years, while continuing the fund’s

2

LETTER TO SHAREHOLDERS continued

emphasis on insured municipal bonds.

As always, we continue to encourage investors to maintain well diversified personal portfolios to gain exposure to different types of opportunities and to minimize overall portfolio risk. The experience over the twelve months reinforced the importance of asset allocation and we continue to recommend that investors extend the diversification process within an asset class, as with Evergreen’s municipal bond funds.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of May 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Mathew M. Kiselak

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2006.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/19/1978

	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	1/19/1978	1/26/1998	4/30/1999

Nasdaq symbol	EKEAX	EKEBX	EKECX	EKEYX

Average annual return*

1-year with sales charge	-3.15%	-3.88%	0.03%	N/A

1-year w/o sales charge	1.72%	1.01%	1.01%	2.03%

5-year	4.03%	3.95%	4.29%	5.33%

10-year	4.40%	4.28%	4.28%	5.02%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

Comparison of a $10,000 investment in the Evergreen Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 1.72% for the twelve-month period ended May 31, 2006, excluding any applicable sales charges. During the same period, the LBMBI returned 1.89% .

The fund seeks the highest possible current income exempt from federal income tax, other than the alternative minimum tax, while preserving capital.

The dominant influence on the municipal bond market, as well as on the fixed-income markets in general, was the flattening of the yield curve during the twelve months, as the difference between yields of long-term and short-term securities tightened. As a result, by the end of the fiscal year, the difference between the yields of 1-year and 30-year municipals had narrowed to just 92 basis points. This narrowing of the gap between long-term and shorter-term yields resulted in longer maturities outperforming intermediate-term securities, the latter of which tended to suffer greater price losses as the yields rose faster. By quality, in a period of persisting economic expansion and improving corporate profitability, lower-rated bonds tended to outperform high-grade issues.

As the yield curve flattened, we looked ahead to what might seem to be the next likely trend in the market. We anticipated that historical relationships between yields of different maturities would start to reassert themselves and the yield curve would steepen once again-leading to outperformance in the intermediate part of the yield curve. Accordingly, we reduced our positions in longer-maturity bonds, those with maturities from 20 to 30 years-and focused more on the intermediate part of the yield curve-securities with maturities of eight to fifteen years. We continued to invest principally in better quality issues, with the average credit quality remaining at AA. Duration, which is a measure of price sensitivity to changes in interest rates, was 5.16 years at the end of the fiscal year.

Performance surpassed the median of the competitive universe, as reflected in the Lipper General Municipal Debt Funds category, while it trailed the LBMBI. While the fund maintained its overall high-quality focus, we looked for interesting opportunities in the lower tiers of the investment-grade universe-bonds rated A and BBB. As lower-rated bonds tended to outperform the higher-rated bonds, our investments in lower-rated investment-grade bonds, especially in the health care sector, helped boost fund performance. At the end of the period,14.5% of the fund’s assets were invested in health care bonds, principally hospital bonds, which was one of the better performing sectors of the municipal bond market. In addition, maintaining positions in bonds with maturities greater than twenty years helped during a period when longer-term maturities outperformed the overall market.

However, our decision to reduce positions in longer-maturity bonds and to place greater emphasis on bonds with maturities from eight to fifteen years appears to have been premature, as those securities underperformed during the period as the yield curve flattened.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund's investment objective may be changed without a vote of the fund's shareholders.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The fund's yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund's NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

All data is as of May 31, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2005 to May 31, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	12/1/2005	5/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,013.94	$ 4.02
Class B	$ 1,000.00	$ 1,010.42	$ 7.77
Class C	$ 1,000.00	$ 1,010.42	$ 7.77
Class I	$ 1,000.00	$ 1,015.46	$ 2.76
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.94	$ 4.03
Class B	$ 1,000.00	$ 1,017.20	$ 7.80
Class C	$ 1,000.00	$ 1,017.20	$ 7.80
Class I	$ 1,000.00	$ 1,022.19	$ 2.77

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.80% for Class A, 1.55% for Class B, 1.55% for Class C and 0.55% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS A	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 7.56	$ 7.25	$7.55	$ 7.16	$ 7.11

Income from investment operations
Net investment income (loss)	0.29	0.29	0.30	0.31	0.33[1]
Net realized and unrealized gains or losses on investments	(0.16)	0.31	(0.30)	0.39	0.05

Total from investment operations	0.13	0.60	0	0.70	0.38

Distributions to shareholders from
Net investment income	(0.29)	(0.29)	(0.30)	(0.31)	(0.33)

Net asset value, end of period	$ 7.40	$ 7.56	$7.25	$ 7.55	$ 7.16

Total return[2]	1.72%	8.42%	(0.01%)	10.02%	5.38%

Ratios and supplemental data
Net assets, end of period (thousands)	$639,031	$679,263	$698,151	$822,233	$826,268
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.80%	0.85%	0.88%	0.83%	0.84%
Expenses excluding waivers/reimbursements and expense reductions	0.85%	0.87%	0.88%	0.84%	0.84%
Net investment income (loss)	3.88%	3.90%	4.04%	4.27%	4.55%
Portfolio turnover rate	125%	145%	143%	106%	83%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS B	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 7.56	$ 7.25	$7.55	$ 7.16	$ 7.11

Income from investment operations
Net investment income (loss)	0.23[1]	0.24[1]	0.25[1]	0.27	0.27[1]
Net realized and unrealized gains or losses on investments	(0.15)	0.31	(0.30)	0.38	0.05

Total from investment operations	0.08	0.55	(0.05)	0.65	0.32

Distributions to shareholders from
Net investment income	(0.24)	(0.24)	(0.25)	(0.26)	(0.27)

Net asset value, end of period	$ 7.40	$ 7.56	$7.25	$ 7.55	$ 7.16

Total return[2]	1.01%	7.67%	(0.71%)	9.21%	4.60%

Ratios and supplemental data
Net assets, end of period (thousands)	$14,260	$17,955	$21,776	$26,484	$26,506
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.55%	1.57%	1.58%	1.58%	1.59%
Expenses excluding waivers/reimbursements and expense reductions	1.55%	1.57%	1.58%	1.58%	1.59%
Net investment income (loss)	3.13%	3.19%	3.34%	3.52%	3.80%
Portfolio turnover rate	125%	145%	143%	106%	83%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS C	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 7.56	$ 7.25	$7.55	$ 7.16	$ 7.11

Income from investment operations
Net investment income (loss)	0.23	0.24	0.25	0.26	0.27[1]
Net realized and unrealized gains or losses on investments	(0.15)	0.31	(0.30)	0.39	0.05

Total from investment operations	0.08	0.55	(0.05)	0.65	0.32

Distributions to shareholders from
Net investment income	(0.24)	(0.24)	(0.25)	(0.26)	(0.27)

Net asset value, end of period	$ 7.40	$ 7.56	$7.25	$ 7.55	$ 7.16

Total return[2]	1.01%	7.67%	(0.71%)	9.21%	4.60%

Ratios and supplemental data
Net assets, end of period (thousands)	$35,498	$37,197	$39,461	$45,710	$42,462
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.55%	1.57%	1.58%	1.58%	1.59%
Expenses excluding waivers/reimbursements and expense reductions	1.55%	1.57%	1.58%	1.58%	1.59%
Net investment income (loss)	3.13%	3.19%	3.34%	3.52%	3.80%
Portfolio turnover rate	125%	145%	143%	106%	83%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS I	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 7.56	$ 7.25	$7.55	$ 7.16	$ 7.11

Income from investment operations
Net investment income (loss)	0.31	0.31	0.32	0.33[1]	0.34[1]
Net realized and unrealized gains or losses on investments	(0.16)	0.31	(0.30)	0.39	0.05

Total from investment operations	0.15	0.62	0.02	0.72	0.39

Distributions to shareholders from
Net investment income	(0.31)	(0.31)	(0.32)	(0.33)	(0.34)

Net asset value, end of period	$ 7.40	$ 7.56	$7.25	$ 7.55	$ 7.16

Total return	2.03%	8.75%	0.29%	10.30%	5.64%

Ratios and supplemental data
Net assets, end of period (thousands)	$194,430	$156,892	$101,084	$15,583	$1,778
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.55%	0.57%	0.58%	0.58%	0.59%
Expenses excluding waivers/reimbursements and expense reductions	0.55%	0.57%	0.58%	0.58%	0.59%
Net investment income (loss)	4.14%	4.19%	4.31%	4.51%	4.81%
Portfolio turnover rate	125%	145%	143%	106%	83%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

May 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 98.3%
AIRPORT 2.5%
Allegheny Cnty., PA Arpt. Auth. RRB, Pittsburgh Intl. Arpt. Proj., 6.00%,
01/01/2015	$ 2,495,000	$2,650,663
Dallas-Fort Worth, TX Intl. Arpt. RB:
RITES-PA 1147R-A, 6.62%, 05/01/2011, (Insd. by MBIA) +	6,000,000	6,827,520
RITES-PA 1147R-B, 6.62%, 05/01/2011, (Insd. by FSA) +	2,840,000	3,224,593
Memphis-Shelby Cnty., TN Arpt. Auth. RB, Ser. A:
5.50%, 03/01/2016, (Insd. by FSA)	5,000,000	5,257,150
5.50%, 03/01/2017, (Insd. by FSA)	2,005,000	2,108,117
Miami-Dade Cnty., FL Aviation RB, Miami Intl. Arpt., 5.75%, 10/01/2020,
(Insd. by FGIC)	2,000,000	2,158,020

		22,226,063

COMMUNITY DEVELOPMENT DISTRICT 2.9%
Arizona Watson Road Cmnty. Facs. Dist. Spl. Assmt. RB:
5.75%, 07/01/2022	4,000,000	3,983,160
6.00%, 07/01/2030	7,930,000	7,869,653
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	3,280,000	3,410,609
Henderson, NV Local Impt. Dist. RB:
5.05%, 09/01/2017	2,465,000	2,482,847
5.10%, 09/01/2018	2,500,000	2,518,750
5.125%, 09/01/2019	2,975,000	2,994,575
5.15%, 09/01/2020	2,105,000	2,115,441

		25,375,035

CONTINUING CARE RETIREMENT COMMUNITY 4.3%
Bexar Cnty., TX Hlth. Facs. Dev. Corp. RB, Army Retirement Residence Proj.,
6.125%, 07/01/2022	685,000	725,018
Erie Cnty., NY Indl. Dev. Agcy. RB, Orchard Park CCRC, Inc., Proj.:
6.00%, 11/15/2026	7,000,000	7,286,580
6.00%, 11/15/2036	3,000,000	3,098,700
Goshen, IN RB, Greencroft Obl. Group, Ser. B, 5.75%, 08/15/2028	5,000,000	5,040,300
North Carolina Med. Care Commission Retirement Facs. RRB, First Mtge.,
United Methodist Retirement Homes, Ser. C:
5.125%, 10/01/2019	1,300,000	1,321,606
5.25%, 10/01/2024	2,500,000	2,545,975
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RB, Northwest Sr. Hsg. Edgemere Proj.:
6.00%, 11/15/2026	4,500,000	4,739,175
6.00%, 11/15/2036	3,500,000	3,637,060
Vermont EDA RB, Wake Robin Corp. Proj., Ser. A, 6.30%, 03/01/2033,
(Insd. by ACA)	3,500,000	3,725,715
Winchester, VA IDA Hosp. RRB, Winchester Med. Ctr., 5.50%, 01/01/2015,
(Insd. by AMBAC)	5,500,000	6,006,440

		38,126,569

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

May 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION 4.2%
Athens, GA Hsg. Auth. Student Hsg. Lease RB, Univ. of Georgia East Campus,
5.25%, 12/01/2020, (Insd. by AMBAC)	$ 1,315,000	$1,380,632
Latrobe, PA IDA College RB, St. Vincent College Proj., 5.35%, 05/01/2015	1,165,000	1,205,414
Maryland Econ. Dev. Corp. Student Hsg. RRB, Univ. of Maryland College Park Proj.,
5.00%, 06/01/2024, (Insd. by CIFG Svcs., Inc.)	3,020,000	3,143,005
New Jersey EDA RB, Sch. Facs. Construction, Ser. G, 5.00%, 09/01/2015,
(Insd. by MBIA)	13,975,000	14,713,998
St. Joseph Cnty., IN Edl. Facs. RB, Univ. of Notre Dame du Lac Proj., 6.50%,
03/01/2026	1,640,000	2,063,579
University of California RB, Ser. A, 5.00%, 05/15/2024, (Insd. by MBIA)	9,530,000	9,873,938
University of New Mexico RB, Hosp. Mtge., 5.00%, 07/01/2021,
(Insd. by FHA & FSA)	3,835,000	3,958,333
Washington State Univ. RRB, Hsg. & Dining, 5.00%, 10/01/2019, (Insd. by FSA)	1,000,000	1,037,070

		37,375,969

ELECTRIC REVENUE 1.5%
Monroe Cnty., MI Econ. Dev. Corp. RRB, Detroit Edison Co., Ser. AA, 6.95%,
09/01/2022, (Insd. by FGIC)	10,000,000	12,790,900
Sikeston, MO Elec. RRB, 6.00%, 06/01/2015, (Insd. by MBIA)	500,000	571,830

		13,362,730

GENERAL OBLIGATION - LOCAL 14.8%
Adams Cnty., OH Valley Local Sch. Dist. GO, Adams & Highland Cnty., 7.00%,
12/01/2015, (Insd. by MBIA)	2,000,000	2,359,580
Clark Cnty., NV Refunding GO, 4.75%, 06/01/2021, (Insd. by FSA) #	10,000,000	10,240,000
District of Columbia Tax Increment GO, Gallery Place Proj., 5.50%, 07/01/2019,
(Insd. by FSA)	1,665,000	1,786,545
El Paso Cnty., CO Sch. Dist. No. 11 GO:
6.50%, 12/01/2012	2,310,000	2,656,500
7.10%, 12/01/2013	2,000,000	2,400,340
Fairfax Cnty., VA Refunding GO, Pub. Impt. Proj., Ser. B, 5.00%, 10/01/2016	5,060,000	5,395,022
Frederick Cnty., MD Refunding GO, Pub. Facs. Proj., 5.00%, 08/01/2014	5,000,000	5,369,300
King Cnty., WA Sch. Dist. No. 411 Issaquah Refunding GO, 6.375%, 12/01/2008	7,500,000	7,804,200
Larimer Cnty., CO Sch. Dist. No. 1 GO, 7.00%, 12/15/2016, (Insd. by MBIA)	2,250,000	2,749,725
Los Angeles, CA Refunding GO, Ser. B, 5.00%, 09/01/2019, (Insd. by FSA)	7,450,000	7,861,538
Los Angeles, CA Unified Sch. Dist. GO, Ser. E, 5.00%, 07/01/2018,
(Insd. by AMBAC)	11,695,000	12,358,925
Methuen, MA GO, 5.625%, 11/15/2015, (Insd. by FSA)	500,000	514,690
Montgomery Cnty., MD Refunding GO, Ser. A, 5.25%, 11/01/2012	10,390,000	11,258,812
Napa Valley, CA Cmnty. College Dist. GO, Election of 2002, Ser. B, 5.00%,
08/01/2020, (Insd. by MBIA)	4,130,000	4,346,866
New York, NY GO:
Ser. G:
5.00%, 08/01/2020	5,000,000	5,189,950
5.00%, 12/01/2021	10,000,000	10,314,300
Ser. H, 5.00%, 08/01/2019, (Insd. by AMBAC)	10,000,000	10,481,900
Ser. I, 5.00%, 08/01/2017	5,000,000	5,280,900
Ser. K, 5.00%, 08/01/2021	5,000,000	5,166,800

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

May 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Niagara Falls, NY GO, Pub. Impt. Proj., 7.50%, 03/01/2014, (Insd. by MBIA)	$500,000	$613,270
North Orange Cnty., CA Cmnty. College Dist. GO, 5.00%, 08/01/2017,
(Insd. by MBIA)	10,000,000	10,606,000
San Diego, CA Unified Sch. Dist. GO, Election of 1998, Ser. G, 5.00%,
07/01/2018, (Insd. by FSA)	3,675,000	3,883,630
Worcester, MA GO, Muni. Purpose Loan, Ser. A, 5.25%, 08/01/2012,
(Insd. by AMBAC)	300,000	303,864
Yosemite, CA Cmnty. College Dist. GO, Election of 2004, Ser. A, 5.00%,
08/01/2020, (Insd. by FGIC)	1,415,000	1,489,302

		130,431,959

GENERAL OBLIGATION - STATE 8.6%
Connecticut GO:
Ser. A, 5.00%, 12/15/2015, (Insd. by FSA)	5,000,000	5,365,300
Ser. D, 5.00%, 11/15/2013, (Insd. by FSA)	8,000,000	8,561,760
Illinois GO, 5.70%, 07/01/2014, (Insd. by FGIC)	6,850,000	6,962,683
Maryland GO, Capital Impt. Proj., Ser. A, 5.25%, 02/15/2014	19,480,000	21,221,317
North Carolina GO, Pub. Impt. Proj., Ser A:
5.25%, 03/01/2014	10,000,000	10,890,000
5.50%, 03/01/2015	5,270,000	5,853,758
North Carolina Refunding GO, Ser. B, 5.00%, 04/01/2014	10,000,000	10,728,900
Texas GO, Veteran’s Hsg. Assistance Program, Ser. A, 5.65%, 12/01/2017	1,000,000	1,028,770
Washington GO:
Ser. A, 6.75%, 02/01/2015	1,000,000	1,145,270
Ser. B & AT-7, 6.40%, 06/01/2017	3,750,000	4,359,825

		76,117,583

HOSPITAL 14.5%
Colorado Hlth. Facs. Auth. RB, Portercare Adventist Hlth. Sys. Hosp., 6.50%,
11/15/2023	4,000,000	4,542,120
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Hosp., Ser. I, 5.00%,
11/15/2029	5,000,000	5,153,700
Huntsville, AL Hlth. Care Auth. RB, Ser. A, 5.75%, 06/01/2016	5,730,000	6,144,680
Illinois Hlth. Facs. Auth. RB:
RITES-PA 848R-A, 6.70%, 02/15/2013, (Insd. by FSA) +	1,340,000	1,520,230
RITES-PA 848R-B, 6.70%, 02/15/2014, (Insd. by FSA) +	1,415,000	1,596,799
RITES-PA 848R-C, 6.70%, 02/15/2015, (Insd. by FSA) +	865,000	979,388
RITES-PA 848R-D, 6.70%, 02/15/2016, (Insd. by FSA) +	1,575,000	1,798,713
Kent, MI Hosp. Fin. Auth. RB, Metro. Hosp. Proj., Ser. A, 6.25%, 07/01/2040	5,000,000	5,438,650
Kerrville, TX Hlth. Facs. Dev. Corp. Hosp. RB, Sid Peterson Mem. Hosp. Proj., 5.45%,
08/15/2035	5,750,000	5,764,490
Lorain Cnty., OH Hosp. RRB, Catholic Hlth. Care, Ser. A, 5.75%, 10/01/2018	5,000,000	5,367,700
Louisiana Pub. Facs. Auth. Hosp. RB, Franciscan Missionaries:
Ser. B, SAVRS, 3.70%, 07/01/2030	15,300,000	15,300,000
Ser. C, SAVRS, 3.65%, 07/01/2030	13,375,000	13,375,000
Louisiana Pub. Facs. Auth. RRB, Pennington Med. Foundation Proj., 5.00%,
07/01/2026	2,000,000	2,022,820

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

May 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Marshall Cnty., AL Hlth. Care Auth. RB, Ser. A:
5.75%, 01/01/2015, (Liq.: Merrill Lynch & Co., Inc.)	$ 1,350,000	$1,437,466
5.75%, 01/01/2032, (Liq.: Merrill Lynch & Co., Inc.)	1,050,000	1,093,659
6.25%, 01/01/2022, (Liq.: Merrill Lynch & Co., Inc.)	1,000,000	1,079,440
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Doctors’ Cmnty. Hosp., Inc., 5.75%,
07/01/2013	3,680,000	3,683,864
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A:
5.25%, 08/15/2021, (Insd. by FHA & MBIA)	2,625,000	2,775,255
5.25%, 08/15/2022, (Insd. by FHA & MBIA)	6,030,000	6,366,655
5.25%, 02/15/2023, (Insd. by FHA & MBIA)	3,125,000	3,297,281
Montgomery Cnty., OH Hosp. RRB, Kettering Med. Ctr., 6.25%, 04/01/2020,
(Insd. by MBIA)	2,500,000	2,961,525
Orange Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Hosp., 5.25%,
11/15/2018	2,000,000	2,095,220
Quincy, IL RB, Blessing Hosp. Proj., 6.00%, 11/15/2018	4,950,000	4,954,752
South Carolina Jobs EDA Hosp. Facs. RB, Palmetto Hlth. Proj., Ser. C, 7.00%,
08/01/2030	825,000	950,086
St. Paul, MN Hsg. & Redev. Auth. Hosp. RB, HealthEast Hosp. Proj.:
6.00%, 11/15/2030	3,980,000	4,279,973
6.00%, 11/15/2035	5,000,000	5,369,450
Washington Cnty., PA Hosp. Auth. RB, Monongahela Valley Hosp. Proj., 6.25%,
06/01/2022	750,000	811,838
Wichita, KS Hosp. Facs. Impt. RRB, Ser. 11, 6.75%, 11/15/2019	5,000,000	5,417,450
Wisconsin Hlth. & Edl. Facs. Auth. RB, Fort Healthcare, Inc. Proj., 6.10%,
05/01/2034	3,815,000	4,138,550
Wisconsin Hlth. & Edl. Facs. Auth. RRB, Wheaton Franciscan Svcs., 6.25%,
08/15/2022	7,500,000	8,175,225

		127,891,979

HOUSING 4.6%
Aurora, CO Hsg. Auth. MHRB, 6th Ave. Proj., Ser. A, 5.70%, 12/01/2018, (LOC:
U.S. Bancorp)	2,800,000	2,910,096
Chicago Heights, IL Residential Mtge. RB, 0.00%, 06/01/2009 G	150,000	120,900
Chicago, IL SFHRB, Ser. B, 6.95%, 09/01/2028, (Insd. by FNMA, FHLMC &
GNMA)	70,000	71,770
Clarence, NY HFA RB, Bristol Vlg. Proj., 6.00%, 01/20/2044, (Insd. by FNMA)	2,685,000	2,934,195
Colorado HFA SFHRB, Sr. Ser. D-2, 6.90%, 04/01/2029	640,000	652,025
Delaware Hsg. Auth. SFHRB, Ser. A, 6.70%, 01/01/2033	2,310,000	2,344,812
General Motors Acceptance Corp. Muni. Mtge. Trust:
Ser. A-2, 4.80%, 10/31/2040 144A	3,500,000	3,451,560
Ser. C-1, 5.70%, 10/31/2040 144A	3,000,000	3,014,580
Georgia HFA SFHRB, Sub-Ser. D-4, 5.65%, 06/01/2021	740,000	756,073
Idaho HFA SFHRB, Sr. Ser. D, 6.30%, 07/01/2025	1,155,000	1,199,964
Indiana HFA SFHRB, Ser. A-2, 5.15%, 07/01/2017, (Insd. by FNMA & GNMA)	1,540,000	1,576,313
Maine HFA Mtge. Purchase RB, Ser. D-2, 5.80%, 11/15/2016	1,770,000	1,802,993
Massachusetts Hsg. Fin. Agcy. SFHRB, Ser. 52, 6.00%, 06/01/2014, (Insd. by
MBIA)	85,000	85,769

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

May 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Minnesota Hsg. Fin. Agcy. SFHRB, 6.00%, 07/01/2022	$ 3,200,000	$3,248,736
Mississippi Home Corp. SFHRB, Ser. B, 6.20%, 06/01/2030, (Insd. by FNMA &
GNMA)	880,000	902,792
Missouri Hsg. Dev. Commission Mtge. SFHRB:
Ser. A-2, 6.30%, 03/01/2030, (Insd. by GNMA)	20,000	20,514
Ser. B:
6.25%, 09/01/2015, (Insd. by FNMA & GNMA)	65,000	65,311
6.45%, 09/01/2027, (Insd. by FNMA & GNMA)	305,000	306,592
New Hampshire HFA MHRB, Ser. I, 5.50%, 07/01/2017, (Liq.: Merrill Lynch & Co.,
Inc.)	5,940,000	6,133,525
South Carolina Hsg. Fin. & Dev. Auth RB, 6.35%, 07/01/2019	1,385,000	1,450,621
Suffolk, VA Redev. & Hsg. Auth. MHRB, Hope Vlg. Apts. Proj., 5.10%, 02/01/2014,
(Insd. by FNMA)	1,075,000	1,106,422
Tennessee HDA RB, Homeownership Program:
4.70%, 07/01/2015, (Liq.: UBS Painewebber, Inc.)	1,545,000	1,547,735
5.00%, 07/01/2034	4,495,000	4,585,574
Utah HFA SFHRB, Ser. C-2, 5.75%, 07/01/2021, (Insd. by FHA)	105,000	109,150
Wyoming CDA Hsg. RB, Ser. 3, 4.80%, 06/01/2016	645,000	645,374

		41,043,396

INDUSTRIAL DEVELOPMENT REVENUE 8.9%
Alaska Indl. Dev. & Export Auth. RB, Lake Dorothy Hydro-Electric Proj., 5.25%,
12/01/2021, (Insd. by AMBAC)	3,000,000	3,083,550
Burke Cnty., GA Dev. Auth. PCRB, Vogtle Power Plant:
Ser. 1994, SAVRS, 3.75%, 10/01/2032	16,730,000	16,730,000
Ser. 1995, SAVRS, 3.75%, 10/01/2032	13,700,000	13,700,000
Cass Cnty., TX IDA RB, Intl. Paper Co. Proj., Ser. A, 6.25%, 04/01/2021	3,965,000	4,089,977
Chelan Cnty., WA Dev. Corp. PCRRB, Alcoa, Inc. Proj., 5.85%, 12/01/2031	7,500,000	7,646,550
Dickinson Cnty., MI Econ. Dev. Corp. RRB, Intl. Paper Co. Proj., Ser. A, 5.75%,
06/01/2016	4,050,000	4,301,586
Eastern Connecticut Resource Recovery Auth. Solid Waste RB, Wheelabrator
Lisbon, Inc. Proj., Ser. A:
5.50%, 01/01/2014	7,000,000	7,037,100
5.50%, 01/01/2015	5,000,000	5,058,250
Indiana Dev. Fin. Auth. RB, Waste Mgmt., Inc. Proj., 4.70%, 10/01/2031	3,000,000	2,974,110
Indianapolis, IN Arpt. Auth. Spl. Facs. RRB, FedEx Proj., 5.10%, 01/15/2017, (Gtd.
by FedEx)	10,000,000	10,295,500
Monroe Cnty., GA PCRB, Oglethorpe Power Corp., Ser. A, 6.75%, 01/01/2010	1,000,000	1,089,870
Selma, AL Indl. Dev. Board Env. Impt. RB, Intl. Paper Co. Proj., Ser. B, 6.70%,
03/01/2024	2,000,000	2,149,820

		78,156,313

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

May 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE 0.9%
Charlotte, NC COP, Refunding, Convention Facs. Proj.:
5.00%, 12/01/2021	$ 2,485,000	$2,586,040
5.00%, 12/01/2022	2,610,000	2,712,025
Newberry Cnty., SC Sch. Dist. RB, Newberry Investing in Children’s Ed. Proj.,
5.25%, 12/01/2025	2,000,000	2,056,020
Pima Cnty., AZ IDA RRB, Lease Obl., Ser. A, 7.25%, 07/15/2010	645,000	647,180

		8,001,265

MISCELLANEOUS REVENUE 2.5%
Franklin, WI Solid Waste Disp. RB, Waste Mgmt., Inc. Proj., 4.95%, 04/01/2016	10,000,000	10,018,600
MuniMae Tax-Exempt Bond Subsidiary, LLC RB, Ser. B-3, 5.30%, 11/04/2049
144A	2,000,000	2,005,840
New York Urban Dev. Corp. RB, Sub Lien, 5.50%, 07/01/2016	10,000,000	10,211,600

		22,236,040

PORT AUTHORITY 0.2%
Port Auth. of New York & New Jersey RB, Ser. 119, 5.875%, 09/15/2015, (Insd.
by FGIC)	1,500,000	1,523,445

PRE-REFUNDED 6.3%
Jacksonville, FL Trans. Auth. GO, 9.20%, 01/01/2015	3,580,000	4,626,470
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A:
6.25%, 08/15/2014	2,765,000	3,125,584
6.25%, 08/15/2022	5,000,000	5,652,050
6.375%, 08/15/2027	3,000,000	3,411,720
6.50%, 08/15/2032	5,000,000	5,720,400
Metropolitan Trans. Auth. RB, New York Svcs. Contract, Ser. 7, 5.625%,
07/01/2016	11,600,000	11,619,952
New Jersey EDA RB, Sch. Facs. Construction:
Ser. F, 5.25%, 06/15/2022, (Insd. by FGIC)	5,445,000	5,897,752
Ser. I, 5.00%, 09/01/2021, (Insd. by FGIC)	6,595,000	7,065,157
South Carolina Jobs EDA Hosp. Facs. RRB, Palmetto Hlth. Proj., Ser. C, 7.00%,
08/01/2030	6,675,000	7,882,841
Stillwater, OK Med. Ctr. Auth. RB, Ser. B, 6.35%, 05/15/2012	930,000	969,162

		55,971,088

PUBLIC FACILITIES 0.3%
Fulton Cnty., GA Facs. Corp. COP, Pub. Purpose Proj., 6.00%, 11/01/2014, (Insd.
by AMBAC)	2,000,000	2,193,360

RECREATION 0.3%
Columbia, SC COP, Tourism Dev. Fee, 5.25%, 06/01/2020	2,560,000	2,688,307

RESOURCE RECOVERY 0.5%
Amelia Cnty., VA IDA Solid Waste Disposal RRB, Waste Mgmt., Inc. Proj., 4.05%,
04/01/2027, (Gtd. by Waste Mgmt., Inc.)	4,000,000	3,990,000

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

May 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
SALES TAX 4.1%
Jefferson Cnty., AL Ltd. Obl. Sch. Dist. RB, Ser. A:
5.25%, 01/01/2017	$11,565,000	$12,200,265
5.25%, 01/01/2020	6,000,000	6,294,060
Town Ctr. Impt. Dist., Texas Sales & Hotel Occupancy Tax RB:
5.50%, 03/01/2014, (Insd. by FGIC)	5,000	5,350
5.50%, 03/01/2016, (Insd. by FGIC)	5,000	5,354
5.625%, 03/01/2017, (Insd. by FGIC)	5,000	5,363
RITES-PA 884A, 6.70%, 03/01/2014, (Insd. by FGIC) +	910,000	1,037,236
RITES-PA 884B, 6.70%, 03/01/2015, (Insd. by FGIC) +	865,000	985,944
RITES-PA 884C, 6.70%, 03/01/2016, (Insd. by FGIC) +	1,015,000	1,158,744
RITES-PA 884D, 6.95%, 03/01/2017, (Insd. by FGIC) +	1,075,000	1,231,069
RITES-PA 884E, 6.95%, 03/01/2018, (Insd. by FGIC) +	1,140,000	1,305,505
Wyandotte Cnty. & Kansas City, KS United Govt. Spl. Obl. RRB, Sales Tax, Second
Lien, Area B, 5.00%, 12/01/2020	12,000,000	12,282,600

		36,511,490

SOLID WASTE 0.5%
Harrison Cnty., WV Solid Waste Disposal RB, 6.75%, 08/01/2024	2,000,000	2,009,620
Spokane, WA Regl. Solid Waste RRB, 6.50%, 01/01/2011	2,000,000	2,206,540

		4,216,160

SPECIAL TAX 1.5%
District of Columbia HFA SFHRB, Ser. B, 5.85%, 12/01/2018, (Insd. by FNMA &
GNMA)	660,000	670,151
Louisiana Citizens Property Insurance Corp. Assmt. RB, Ser. B, 5.25%, 06/01/2014,
(Insd. by AMBAC)	3,000,000	3,219,120
Missouri Env. Impt. & Energy Resource Auth. PCRB, Revolving Fund, Ser. B, 7.20%,
07/01/2016	250,000	250,835
New York, NY TFA RRB, Sub-Ser. A-2, 5.00%, 11/01/2018, (Insd. by FGIC)	9,000,000	9,504,720

		13,644,826

STUDENT LOAN 0.5%
Massachusetts Ed. Fin. Auth. Loan RB, Ser. E, 5.30%, 01/01/2016, (Insd. by
AMBAC)	1,445,000	1,463,294
Missouri Higher Ed. Student Loan RB, Sub-Ser. F, 6.75%, 02/15/2009	1,000,000	1,002,810
NEBHELP, Inc., Nebraska RB, Jr. Sub-Ser. A-6, 6.40%, 06/01/2013, (Insd. by
MBIA)	785,000	793,454
Texas GO, College Student Loan, 5.25%, 08/01/2013	1,225,000	1,302,653

		4,562,211

TOBACCO REVENUE 1.6%
Tobacco Settlement Fin. Corp. of New York, Ser. C-1:
5.50%, 06/01/2021	10,000,000	10,731,300
5.50%, 06/01/2022	3,000,000	3,217,500

		13,948,800

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

May 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION 8.0%
Florida Port Fin. Commission RB, Trans. Intermodal Program, 5.75%, 10/01/2014,
(Insd. by FGIC)	$ 4,185,000	$4,422,331
Georgia Road & Thruway Auth. RB, 5.00%, 10/01/2018	5,000,000	5,278,050
Jacksonville, FL Econ. Dev. Commission IDRB, Metro. Parking Solutions Proj.:
5.75%, 10/01/2024, (Insd. by ACA)	5,000,000	5,338,850
5.875%, 06/01/2025, (Insd. by ACA)	5,000,000	5,413,050
Massachusetts Bay Trans. Auth. Gen. Trans. Sys. RRB, Ser. B, 6.20%, 03/01/2016	2,125,000	2,405,033
Metropolitan Atlanta, GA Rapid Transit Auth. Sales Tax RRB, Ser. P, 6.25%,
07/01/2011, (Insd. by AMBAC)	5,155,000	5,637,199
New Jersey TTFA RRB, Trans. Sys., Ser. B, 5.25%, 12/15/2017, (Insd. by FGIC)	5,000,000	5,376,900
New York Thruway Auth. Hwy. & Bridge Trust Fund RB, Ser. B-2:
5.00%, 04/01/2016, (Insd. by FGIC)	10,000,000	10,654,000
5.00%, 04/01/2017, (Insd. by FGIC)	13,215,000	14,021,511
Orlando & Orange Cnty., FL Expressway Auth. RB, Jr. Lien, 8.25%, 07/01/2015,
(Insd. by FGIC)	2,960,000	3,861,823
Port Seattle, WA RB, Ser. B, 5.75%, 02/01/2018, (Insd. by MBIA)	8,000,000	8,456,400

		70,865,147

WATER & SEWER 4.3%
Alaska Energy Auth. Util. RB, 6.60%, 07/01/2015, (Insd. by FSA)	15,000,000	17,745,000
Brownsville, TX Util. Sys. RRB, 6.25%, 09/01/2014, (Insd. by MBIA)	3,750,000	4,171,013
Connecticut Dev. Auth. Water Facs. RB, 6.15%, 04/01/2035, (Insd. by AMBAC)	1,000,000	1,037,610
Harrison Cnty., MS Wastewater Treatment Mgmt. Dist. RRB, Wastewater Treatment
Facs., Ser. A, 8.50%, 02/01/2013, (Insd. by FGIC)	1,000,000	1,245,510
Massachusetts Water Pollution Abatement Trust RB, Pool Program, Ser. 9, 5.25%,
08/01/2028	9,000,000	9,476,640
New York Env. Facs. Corp. PCRB:
5.875%, 06/15/2014	445,000	466,302
Ser. E, 6.875%, 06/15/2010	545,000	545,000
Turlock, CA Irrigation Dist. RRB, Ser. A, 6.25%, 01/01/2012, (Insd. by MBIA)	3,005,000	3,261,807

		37,948,882

Total Municipal Obligations (cost $851,015,185)		868,408,617

	Shares	Value

SHORT-TERM INVESTMENTS 1.4%
MUTUAL FUND SHARES 1.4%
Evergreen Institutional Municipal Money Market Fund ø ## (cost $12,465,232)	12,465,232	12,465,232

Total Investments (cost $863,480,417) 99.7%		880,873,849
Other Assets and Liabilities 0.3%		2,344,692

Net Assets 100.0%		$883,218,541

See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

May 31, 2006

+	Inverse floating rate security
#	When-issued or delayed delivery security
G	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
ACA	American Credit Association
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RITES	Residual Interest Tax-Exempt Security
RRB	Refunding Revenue Bond
SAVRS	Select Auction Variable Rate Securities
SFHRB	Single Family Housing Revenue Bond
TFA	Transitional Finance Authority
TTFA	Transportation Trust Fund Authority

See Notes to Financial Statements

19

SCHEDULE OF INVESTMENTS continued

May 31, 2006

The following table shows the percent of total investments by geographic location as of May 31, 2006:

New York	13.9%	Massachusetts	1.6%
California	6.1%	Tennessee	1.5%
Maryland	5.5%	Minnesota	1.5%
Georgia	5.3%	Arizona	1.4%
South Carolina	5.1%	Ohio	1.2%
Texas	4.7%	New Hampshire	0.7%
North Carolina	4.2%	Pennsylvania	0.5%
Louisiana	3.9%	New Mexico	0.4%
Florida	3.8%	Vermont	0.4%
New Jersey	3.8%	District of Columbia	0.3%
Washington	3.7%	Delaware	0.3%
Alabama	3.4%	Missouri	0.3%
Connecticut	3.1%	Mississippi	0.2%
Michigan	2.6%	West Virginia	0.2%
Wisconsin	2.5%	Maine	0.2%
Indiana	2.5%	Idaho	0.1%
Alaska	2.4%	Oklahoma	0.1%
Nevada	2.3%	Nebraska	0.1%
Illinois	2.0%	Wyoming	0.1%
Kansas	2.0%	Non-state specific	2.4%
Virginia	1.9%
Colorado	1.8%		100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of May 31, 2006 (unaudited):

AAA	56.6%
AA	7.6%
A	17.9%
BBB	12.1%
NR	5.8%

100.0%

The following table shows the percent of total investments by maturity as of May 31, 2006 (unaudited):

Less than 1 year	10.9%
1 to 3 year(s)	1.4%
3 to 5 years	1.1%
5 to 10 years	30.6%
10 to 20 years	45.4%
20 to 30 years	8.7%
Greater than 30 years	1.9%

100.0%

See Notes to Financial Statements

20

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2006

Assets
Investments in securities, at value (cost $851,015,185)	$868,408,617
Investments in affiliated money market fund, at value (cost $12,465,232)	12,465,232

Total investments	880,873,849
Receivable for Fund shares sold	1,974,759
Interest receivable	12,626,446
Receivable from investment advisor	12,355
Prepaid expenses and other assets	232,096

Total assets	895,719,505

Liabilities
Dividends payable	1,676,749
Payable for securities purchased	10,186,300
Payable for Fund shares redeemed	508,335
Due to related parties	2,499
Accrued expenses and other liabilities	127,081

Total liabilities	12,500,964

Net assets	$883,218,541

Net assets represented by
Paid-in capital	$880,993,336
Overdistributed net investment income	(673,038)
Accumulated net realized losses on investments	(14,495,189)
Net unrealized gains on investments	17,393,432

Total net assets	$883,218,541

Net assets consists of
Class A	$639,030,541
Class B	14,260,304
Class C	35,497,730
Class I	194,429,966

Total net assets	$883,218,541

Shares outstanding (unlimited number of shares authorized)
Class A	86,298,739
Class B	1,926,092
Class C	4,794,510
Class I	26,260,562

Net asset value per share
Class A	$7.40
Class A — Offering price (based on sales charge of 4.75%)	$7.77
Class B	$7.40
Class C	$7.40
Class I	$7.40

See Notes to Financial Statements

21

STATEMENT OF OPERATIONS

Year Ended May 31, 2006

Investment income
Interest	$40,718,016
Income from affiliate	913,023

Total investment income	41,631,039

Expenses
Advisory fee	3,005,719
Distribution Plan expenses
Class A	1,987,969
Class B	161,378
Class C	370,066
Administrative services fee	884,089
Transfer agent fees	570,135
Trustees’ fees and expenses	12,480
Printing and postage expenses	53,400
Custodian and accounting fees	269,148
Registration and filing fees	42,071
Professional fees	32,495
Other	3,586

Total expenses	7,392,536
Less: Expense reductions	(17,882)
Expense reimbursements	(302,796)

Net expenses	7,071,858

Net investment income	34,559,181

Net realized and unrealized gains or losses on investments
Net realized gains on investments	5,435,957
Net change in unrealized gains or losses on investments	(23,357,093)

Net realized and unrealized gains or losses on investments	(17,921,136)

Net increase in net assets resulting from operations	$16,638,045

See Notes to Financial Statements

22

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended May 31,

	2006		2005

Operations
Net investment income		$34,559,181		$34,223,590
Net realized gains on investments		5,435,957		17,114,757
Net change in unrealized gains or
losses on investments		(23,357,093)		18,630,227

Net increase in net assets resulting
from operations		16,638,045		69,968,574

Distributions to shareholders from
Net investment income
Class A		(25,513,126)		(26,852,339)
Class B		(508,083)		(638,262)
Class C		(1,166,214)		(1,231,397)
Class I		(7,215,786)		(5,610,857)

Total distributions to shareholders		(34,403,209)		(34,332,855)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	4,458,394	33,168,533	2,249,665	16,834,987
Class B	431,219	3,230,914	212,517	1,586,073
Class C	779,818	5,832,812	334,684	2,498,282
Class I	7,729,375	57,739,022	8,129,393	60,347,526

		99,971,281		81,266,868

Net asset value of shares issued in
reinvestment of distributions
Class A	1,954,761	14,608,883	2,019,590	15,041,661
Class B	33,379	249,542	43,565	324,313
Class C	84,971	635,148	96,322	717,325
Class I	5,249	39,197	4,309	32,080

		15,532,770		16,115,379

Automatic conversion of Class B
shares to Class A shares
Class A	326,190	2,443,083	269,426	2,011,993
Class B	(326,190)	(2,443,083)	(269,426)	(2,011,993)

		0		0

Payment for shares redeemed
Class A	(10,345,587)	(77,272,108)	(10,889,082)	(80,858,215)
Class B	(588,916)	(4,398,275)	(612,367)	(4,542,282)
Class C	(993,814)	(7,421,727)	(948,077)	(7,068,659)
Class I	(2,240,723)	(16,736,514)	(1,303,821)	(9,712,646)

		(105,828,624)		(102,181,802)

Net increase (decrease) in net assets
resulting from capital share
transactions		9,675,427		(4,799,555)

Total increase (decrease) in net assets		(8,089,737)		30,836,164
Net assets
Beginning of period		891,308,278		860,472,114

End of period	$ 883,218,541		$ 891,308,278

Overdistributed net investment income		$(673,038)		$(822,627)

See Notes to Financial Statements

23

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Municipal Bond Fund (the “Fund”) is a diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

24

NOTES TO FINANCIAL STATEMENTS continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

During the year ended May 31, 2006, the following amounts were reclassified:

Overdistributed net investment income	$ (6,383)
Accumulated net realized losses on investments	6,383

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid a fee at an annual rate of 2% of the Fund’s gross investment income plus an amount determined by applying percentage rates to the average daily net assets of the Fund, starting at 0.31% and declining to 0.16% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended May 31, 2006, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $302,796.

25

NOTES TO FINANCIAL STATEMENTS continued

The Fund may invest in Evergreen-managed money market funds which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares, and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended May 31, 2006, EIS received $25,023 from the sale of Class A shares and $38,604 and $2,092 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $1,086,878,078 and $1,076,090,098, respectively, for the year ended May 31, 2006.

On May 31, 2006, the aggregate cost of securities for federal income tax purposes was $863,483,624. The gross unrealized appreciation and depreciation on securities based on tax cost was $20,751,709 and $3,361,484, respectively, with a net unrealized appreciation of $17,390,225.

As of May 31, 2006, the Fund had $14,491,982 in capital loss carryovers for federal income tax purposes expiring in 2009.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended May 31, 2006, the Fund did not participate in the interfund lending program.

26

NOTES TO FINANCIAL STATEMENTS continued

7. DISTRIBUTIONS TO SHAREHOLDERS

As of May 31, 2006, the components of distributable earnings on a tax basis were as follows:

Overdistributed
Exempt-Interest	Unrealized	Capital Loss
Income	Appreciation	Carryovers

$ 673,038	$ 17,390,225	$ 14,491,982

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid was as follows:

	Year Ended May 31,

	2006	2005

Ordinary Income	$592,591	$ 572,249
Exempt-Interest Income	33,810,618	33,760,606

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended May 31, 2006, the Fund had no borrowings under this agreement.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and

27

NOTES TO FINANCIAL STATEMENTS continued

other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

28

NOTES TO FINANCIAL STATEMENTS continued

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

29

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Municipal Bond Fund, a series of Evergreen Municipal Trust, as of May 31, 2006, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2006 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Municipal Bond Fund as of May 31, 2006, the results of its operations, changes in its net assets and financial highlights for each of the years described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
July 24, 2006

30

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended May 31, 2006, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 98.27% . The percentage of distributions subject to the federal alternative minimum tax will be reported to shareholders in January 2007.

31

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris[2]	Former Partner, PricewaterhouseCoopers, LLP.
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[5]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Ms. Norris became Trustee effective July 3, 2006.

3 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

4 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

5 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $250 billion in assets as of June 30, 2006, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the seventh consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2005, Evergreen was ranked fifth overall out of 38 participating companies.

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

566601 rv3 7/2006

Evergreen Short-Intermediate Municipal Bond Fund

Evergreen

SHORT-INTERMEDIATE MUNICIPAL BOND FUND

Annual Report
as of May 31, 2006

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
28	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
29	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

July 2006

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Short-Intermediate Municipal Bond Fund, which covers the twelve-month period ended May 31, 2006.

Municipal bond investors encountered interesting opportunities and challenges over the past year. Through most of the twelve months, the market was favored by strong investor demand, including non-traditional investors attracted by the values they found in municipals. As a result, tax-advantaged bonds outperformed their taxable counterparts. Both the municipal and the taxable markets were heavily influenced by the actions of the Federal Reserve Board (“Fed”), which continued to move aggressively to guard against the possibility of renewed inflation by raising short-term interest rates. Longer-term rates showed more stability, resulting in a flattening of the yield curve. Intermediate-term securities proved especially vulnerable to the narrowing of the differences in yields, underperforming long-term bonds. However, the rise in short-term rates quickly translated into more income for investors in short-term instruments, and municipal securities with maturities of one to two years outperformed both intermediate- and long-term bonds. Against a backdrop of robust economic growth, high-yielding, lower-rated municipals outperformed high-grade bonds.

Over the twelve months, the economy produced a great deal of confusing, and sometimes contradictory, evidence about its health. The economic expansion showed remarkable durability, most notably in first quarter of 2006 when Gross Domestic Product grew at an annualized rate of 5.6% . However, that torrid growth trajectory did not appear to be sustainable. Based on reported

1

LETTER TO SHAREHOLDERS continued

trends in housing, employment and retail sales, personal consumption for the second quarter was anticipated to grow at one-half the rate of the first quarter. Estimates of increases in corporate capital expenditures also were being reduced. While many observers debated whether or not short-term volatility might be an early indicator of a weakened economy, Evergreen’s Investment Strategy Committee focused on a variety of signals pointing to the stamina of the economic expansion. Although the rates of increases in corporate profits, capital expenditures and personal consumption were starting to decline, all these economic indicators were still rising, at what we believed to be a more sustainable pace.

In an environment in which short-term yields rose steadily, the portfolio manager of Evergreen Short-Intermediate Municipal Bond Fund increased the emphasis on lower-rated, investment-grade securities as well as on short-term, cash-equivalent investments that were able to quickly capture the benefits of rising rates. The portfolio manager of Evergreen Strategic Municipal Bond Fund kept the portfolio’s duration short and focused on higher-yielding “cushion” bonds that tend to perform well as interest rates rise. The portfolio manager of Evergreen Intermediate Municipal Bond Fund de-emphasized shorter-term intermediates while also increasing investments in higher coupon securities with relatively short calls, which offer greater price protection during a time of rising interest rates. The portfolio manager of Evergreen Municipal Bond Fund anticipated the current trend in the interest-rate cycle by increasing investments in intermediate-term securities with maturities from eight to fifteen years, while cutting back in long-term bonds. At the same time, he also increased the exposure to lower-rated, investment-grade bonds that tended to outperform higher-rated securities. The portfolio manager of Evergreen High Grade Municipal Bond Fund also increased exposure to intermediates with maturities from eight to fifteen years, while continuing the fund’s

2

LETTER TO SHAREHOLDERS continued

emphasis on insured municipal bonds.

As always, we continue to encourage investors to maintain well diversified personal portfolios to gain exposure to different types of opportunities and to minimize overall portfolio risk. The experience over the twelve months reinforced the importance of asset allocation and we continue to recommend that investors extend the diversification process within an asset class, as with Evergreen’s municipal bond funds.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of May 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Diane C. Beaver

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2006.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 11/18/1991

	Class A	Class B	Class C	Class I
Class inception date	1/5/1995	1/5/1995	3/27/2002	11/18/1991

Nasdaq symbol	EMUAX	EMUBX	EMUCX	EMUNX

Average annual return*

1-year with sales charge	-1.79%	-4.21%	-0.27%	N/A

1-year w/o sales charge	1.54%	0.72%	0.72%	1.73%

5-year	2.51%	1.97%	2.50%	3.36%

10-year	3.41%	2.85%	3.46%	3.90%

Maximum sales charge	3.25%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class C prior to its inception is based on the performance of Class I, the original class offered. The historical returns for Class C have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Short-Intermediate Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers 3-Year Municipal Bond Index (LB3YMBI) and the Consumer Price Index (CPI).

The LB3YMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 1.54% for the twelve-month period ended May 31, 2006, excluding any applicable sales charges. During the same period, the LB3YMBI returned 1.59%.

The fund seeks as high a level of current income, exempt from federal income tax other than the alternative minimum tax for individuals and corporations, as is consistent with preserving capital and providing liquidity.

The fiscal year was marked by persistent volatility in the fixed income markets, including the municipal bond markets. Through it all, the Fed continued its tightening policy, raising the benchmark fed funds rate to 5.00% by the end of the fiscal year. Longer-term bonds showed more stability than short-term instruments, and the result was a flattening of the yield curve – which reflects the difference between short-term and long-term yields – over the course of the twelve months. With this as a trend, longer-maturity securities outperformed their shorter-term counterparts. The best performing part of the yield curve, however, was in the short end, from one to two years, as investors gained more income from rising rates. The worst-performing area was in the intermediate range, from seven to ten years. Lower-quality, high-yielding bonds outperformed high-grade issues against a backdrop of healthy economic growth.

In a challenging period for municipal bond markets, the fund performed well. The fund’s total return was in line with its benchmark and outperformed the median return of the competitive Lipper Short-Intermediate Municipal Debt Funds universe. One factor helping support performance was our position in short-term, high-yielding cash-equivalent securities. As short-term rates moved up, the fund was able to capture additional income without taking on the risks associated with longer-duration investments. We also increased our exposure to BBB- rated securities, primarily industrial development and hospital bonds, which outperformed high-rated investments.

Detracting from results for the year, however, was our exposure to the intermediate part of the yield curve–securities with maturities of eight to ten years. However, we believe our positions in these intermediates may be helpful going forward, as the Fed nears the end of this tightening cycle and inflation fears abate. At the end of the fiscal year, the fund still had a high quality focus, even with positions in some BBB- rated and non-rated securities. Average credit quality was AA- and the fund’s duration–which is a measure of sensitivity to changes in interest rates–was 2.71 years, compared to a duration of 2.66 years for the benchmark. The fund had a longer duration than the benchmark because of our decision to move out on the yield curve in anticipation that the Fed was near the end of its tightening cycle.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

All data is as of May 31, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2005 to May 31, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	12/1/2005	5/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,010.43	$ 4.01
Class B	$ 1,000.00	$ 1,006.36	$ 8.00
Class C	$ 1,000.00	$ 1,006.36	$ 8.00
Class I	$ 1,000.00	$ 1,011.38	$ 3.01
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.94	$ 4.03
Class B	$ 1,000.00	$ 1,016.95	$ 8.05
Class C	$ 1,000.00	$ 1,016.95	$ 8.05
Class I	$ 1,000.00	$ 1,021.94	$ 3.02

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.80% for Class A, 1.60% for Class B, 1.60% for Class C and 0.60% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS A	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 10.03	$ 10.02	$10.34	$ 10.04	$ 9.98

Income from investment operations
Net investment income (loss)	0.31	0.28	0.31	0.37	0.42
Net realized and unrealized gains or losses on investments	(0.16)	0.01	(0.32)	0.30	0.07

Total from investment operations	0.15	0.29	(0.01)	0.67	0.49

Distributions to shareholders from
Net investment income	(0.30)	(0.28)	(0.31)	(0.37)	(0.43)

Net asset value, end of period	$ 9.88	$ 10.03	$10.02	$ 10.34	$ 10.04

Total return[1]	1.54%	2.90%	(0.11%)	6.80%	5.03%

Ratios and supplemental data
Net assets, end of period (thousands)	$46,548	$67,719	$65,930	$48,336	$32,696
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.79%	0.77%	0.79%	0.78%	0.69%
Expenses excluding waivers/reimbursements and expense reductions	0.89%	0.88%	0.91%	0.82%	0.69%
Net investment income (loss)	3.07%	2.75%	2.99%	3.58%	4.15%
Portfolio turnover rate	73%	104%	43%	27%	22%

1 Excluding applicable sales charges

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS B	2006	2005	2004	2003	2002

Net asset value, beginning of period	$10.03	$ 10.02	$10.34	$ 10.04	$ 9.98

Income from investment operations
Net investment income (loss)	0.23[1]	0.20[1]	0.22	0.28	0.33
Net realized and unrealized gains or losses on investments	(0.16)	0.01	(0.32)	0.30	0.07

Total from investment operations	0.07	0.21	(0.10)	0.58	0.40

Distributions to shareholders from
Net investment income	(0.22)	(0.20)	(0.22)	(0.28)	(0.34)

Net asset value, end of period	$ 9.88	$ 10.03	$10.02	$ 10.34	$10.04

Total return[2]	0.72%	2.08%	(0.94%)	5.85%	4.09%

Ratios and supplemental data
Net assets, end of period (thousands)	$8,017	$12,989	$15,303	$16,937	$9,608
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.60%	1.58%	1.62%	1.67%	1.59%
Expenses excluding waivers/reimbursements and expense reductions	1.60%	1.58%	1.62%	1.67%	1.59%
Net investment income (loss)	2.27%	1.94%	2.20%	2.67%	3.25%
Portfolio turnover rate	73%	104%	43%	27%	22%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS C	2006	2005	2004	2003	2002[1]

Net asset value, beginning of period	$ 10.03	$ 10.02	$10.34	$ 10.04	$ 9.93

Income from investment operations
Net investment income (loss)	0.23	0.20[2]	0.22	0.28	0.05
Net realized and unrealized gains or losses on investments	(0.16)	0.01	(0.32)	0.30	0.12

Total from investment operations	0.07	0.21	(0.10)	0.58	0.17

Distributions to shareholders from
Net investment income	(0.22)	(0.20)	(0.22)	(0.28)	(0.06)

Net asset value, end of period	$ 9.88	$ 10.03	$10.02	$ 10.34	$10.04

Total return[3]	0.72%	2.08%	(0.94%)	5.85%	1.67%

Ratios and supplemental data
Net assets, end of period (thousands)	$12,691	$18,787	$21,013	$13,422	$ 1
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.60%	1.58%	1.61%	1.67%	1.59%[4]
Expenses excluding waivers/reimbursements and expense reductions	1.60%	1.58%	1.61%	1.67%	1.59%[4]
Net investment income (loss)	2.27%	1.94%	2.16%	2.57%	3.25%[4]
Portfolio turnover rate	73%	104%	43%	27%	22%

1 For the period from March 27, 2002 (commencement of class operations), to May 31, 2002.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS I	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 10.03	$ 10.02	$10.34	$ 10.04	$ 9.98

Income from investment operations
Net investment income (loss)	0.33	0.30	0.33	0.38	0.43
Net realized and unrealized gains or losses on investments	(0.16)	0.01	(0.32)	0.30	0.07

Total from investment operations	0.17	0.31	0.01	0.68	0.50

Distributions to shareholders from
Net investment income	(0.32)	(0.30)	(0.33)	(0.38)	(0.44)

Net asset value, end of period	$ 9.88	$ 10.03	$10.02	$ 10.34	$ 10.04

Total return	1.73%	3.10%	0.06%	6.91%	5.14%

Ratios and supplemental data
Net assets, end of period (thousands)	$349,187	$439,584	$410,654	$293,842	$184,908
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.60%	0.58%	0.61%	0.68%	0.59%
Expenses excluding waivers/reimbursements and expense reductions	0.60%	0.58%	0.61%	0.68%	0.59%
Net investment income (loss)	3.27%	2.94%	3.17%	3.69%	4.31%
Portfolio turnover rate	73%	104%	43%	27%	22%

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

May 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 100.4%
AIRPORT 5.0%
Chicago, IL O’Hare Intl. Arpt. RRB, Third Lien, Ser. B, 5.25%, 01/01/2014,
(Insd. by FGIC)	$ 2,000,000	$2,149,880
Clark Cnty., NV Passenger Facs. RB, Las Vegas-McCarran Arpt., 5.25%,
07/01/2009, (Insd. by MBIA)	5,070,000	5,259,415
Dayton, OH, James M. Cox Dayton Intl. Arpt. RRB, Ser. B, 5.00%, 12/01/2012	2,025,000	2,133,621
Denver, CO City & Cnty. Arpt. RRB, Ser. D, 5.00%, 11/15/2010, (Insd. by FSA)	1,000,000	1,039,800
Hawaii Arpt. Sys. RRB, Ser. B, 6.25%, 07/01/2006, (Insd. by FGIC)	3,000,000	3,006,150
Hillsborough Cnty., FL Aviation Auth. RB, Tampa Intl. Arpt., 5.25%, 10/01/2010,
(Insd. by MBIA)	4,000,000	4,205,040
San Antonio, TX Arpt. Sys. RB:
5.50%, 07/01/2009, (Insd. by FGIC)	1,280,000	1,338,151
5.50%, 07/01/2010, (Insd. by FGIC)	1,410,000	1,489,989

		20,622,046

COMMUNITY DEVELOPMENT DISTRICT 2.9%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.25%, 07/01/2010	1,541,000	1,596,337
Henderson, NV Local Impt. Dist. RB:
4.50%, 03/01/2010	1,595,000	1,598,621
4.70%, 09/01/2012	1,755,000	1,762,424
5.00%, 09/01/2013	2,215,000	2,256,642
Watson Road Cmnty., Arizona Facs. Dist. Spl. Assmt. RB:
5.10%, 07/01/2012	1,230,000	1,220,320
5.20%, 07/01/2013	1,300,000	1,290,523
5.30%, 07/01/2014	1,470,000	1,459,445
5.40%, 07/01/2015	1,050,000	1,039,563

		12,223,875

CONTINUING CARE RETIREMENT COMMUNITY 2.5%
New Jersey EDA RB, First Mtge. Franciscan Oaks Proj.:
5.40%, 10/01/2006	1,135,000	1,138,280
5.50%, 10/01/2007	1,075,000	1,086,674
New Jersey EDA RRB, First Mtge. Keswick Pines, 5.45%, 01/01/2007	925,000	930,976
South Carolina EDA RB, Conco Med. Products Proj., FRN, 3.76%, 09/01/2010	4,900,000	4,900,000
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RB, Northwest Senior Housing
Edgemere Proj., Ser. A:
5.75%, 11/15/2011	1,000,000	1,033,280
5.75%, 11/15/2013	1,165,000	1,207,138

		10,296,348

EDUCATION 4.6%
District of Columbia RB, Friendship Pub. Charter Sch., Inc., 5.00%, 06/01/2008,
(Insd. by ACA)	1,000,000	1,020,830
New Jersey EDA RB, Sch. Facs. Construction Proj., Ser. O, 5.25%, 03/01/2015	4,000,000	4,311,600
New York Dorm. Auth. RB, Ser. C, 7.375%, 05/15/2010, (Insd. by MBIA)	4,260,000	4,577,285

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

May 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Newberry Cnty., SC RB, Investing in Children’s Ed. Sch. Dist. Proj., 5.25%,
12/01/2014	$ 1,000,000	$1,055,020
Pennsylvania Higher Edl. Assistance Agcy. RB, ARS, Student Loans, Ser. Z-1,
3.85%, 06/01/2039	8,375,000	8,375,000

		19,339,735

ELECTRIC REVENUE 2.2%
Nebraska Pub. Power Dist. RB, Ser. A, 5.25%, 01/01/2011, (Insd. by MBIA)	910,000	940,913
Sikeston, MO Elec. RB, 6.20%, 06/01/2010, (Insd. by MBIA)	6,370,000	6,783,285
Washington Pub. Power Supply Sys. RB, Nuclear Proj. No. 1, Ser. B, 7.25%,
07/01/2009	250,000	262,645
Washington Pub. Power Supply Sys. RRB, Nuclear Proj. No. 2, Ser. A, 5.10%,
07/01/2010, (Insd. by FSA)	1,000,000	1,035,120

		9,021,963

GENERAL OBLIGATION - LOCAL 13.1%
Countrydale Metro. Dist. Colorado GO, 3.50%, 12/01/2032, (LOC: Compass
Bancshares, Inc.)	3,995,000	3,956,808
Gardner, KS GO, Ser. E, 3.00%, 10/01/2006 ##	14,560,000	14,532,773
Hopewell, VA GO, Pub. Impt., Ser. A, 5.00%, 07/15/2009	1,700,000	1,719,295
King Cnty., WA Sch. Dist. No. 411 Issaquah Refunding GO, 6.375%, 12/01/2008	3,880,000	4,037,373
Lakewood, OH GO, Ser. A, 6.60%, 12/01/2008	1,525,000	1,595,119
New York, NY GO:
Ser. C, 5.50%, 08/01/2014	4,500,000	4,849,830
Ser. M, 5.00%, 04/01/2016	4,000,000	4,237,840
Perth Amboy, NJ BAN, GO, 4.625%, 10/20/2006	8,000,000	8,025,840
Pittsburgh, PA Refunding GO, Ser. B, 5.00%, 09/01/2014 #	5,225,000	5,542,941
Scottsdale, AZ Refunding GO, 4.50%, 07/01/2010	1,000,000	1,031,950
Shelby Cnty., TN Refunding GO, Ser. A, 5.00%, 03/01/2014	5,000,000	5,096,100

		54,625,869

GENERAL OBLIGATION - STATE 8.5%
Connecticut GO, Ser. C, 5.875%, 11/01/2014	2,000,000	2,157,860
District of Columbia GO, Ser. C3, ARS, 3.55%, 06/01/2034	2,600,000	2,600,000
Illinois GO, 5.75%, 06/01/2011, (Insd. by MBIA)	2,250,000	2,417,715
Missouri Hsg. Dev. GO, Home Ownership Loan Program, Ser. B, 5.80%,
09/01/2035, (Insd. by FNMA & GNMA)	2,970,000	3,173,564
New Jersey Refunding GO, Ser. H, 5.25%, 07/01/2012 #	5,000,000	5,370,650
New York GO, Urban Dev. Corp., Ser. A, 5.00%, 01/01/2027	1,500,000	1,541,985
Ohio Common Schs. GO, Ser. A, 5.00%, 06/15/2013	5,625,000	5,996,531
Washington GO, Ser. R, 5.00%, 01/01/2014, (Insd. by MBIA)	6,500,000	6,832,085
Wisconsin GO, Ser. A, 5.50%, 05/01/2009	5,000,000	5,243,250

		35,333,640

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

May 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL 16.5%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Univ. of Pittsburgh Med. Ctr., Ser. B,
5.00%, 06/15/2010	$ 6,850,000	$7,073,858
Birmingham, AL Baptist Med. Ctr., Spl. Care Facs. Fin. Auth. RB, Baptist Hlth.
Sys., Inc., Ser. A, 5.00%, 11/15/2014	4,330,000	4,412,400
California Hlth. Facs. Fin. Auth. RB, Catholic Hlth. Care West, Ser. H, 4.45%,
07/01/2026	2,985,000	3,024,880
California Statewide CDA RB, Kaiser Permanente, Ser. D, 4.35%, 11/01/2036	3,000,000	3,012,090
Cape Girardeau Cnty., MO IDRB, St. Francis Med. Ctr., Ser. A:
5.00%, 06/01/2008	1,000,000	1,020,770
5.00%, 06/01/2009	1,035,000	1,063,483
Colorado Hlth. Facs. Auth. RB:
Catholic Hlth. Initiatives, Ser. A, 5.00%, 03/01/2010	1,125,000	1,165,455
Parkview Med. Ctr. Proj.:
5.50%, 09/01/2007	750,000	763,282
5.75%, 09/01/2008	500,000	517,635
Escambia Cnty., FL Hlth. Facs. RB, Ser. A, 5.00%, 11/15/2010	1,500,000	1,563,615
Gregg Cnty., TX Hlth. Facs. Dev. Corp. RB, Good Shepherd Med. Ctr. Proj., Ser. A,
5.75%, 10/01/2008	2,710,000	2,777,235
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Hosp., Ser. I, 5.00%,
11/15/2029	4,000,000	4,122,960
Highlands Cnty., FL Hlth. Facs. Auth. RRB, Adventist Hlth. Sys. Sunbelt, Inc. Proj.,
Ser. B:
5.00%, 11/15/2012	1,000,000	1,040,500
5.00%, 11/15/2013	1,260,000	1,307,263
5.00%, 11/15/2014	1,170,000	1,211,242
Huntsville, AL Hlth. Care Auth. RB, Ser. A:
4.60%, 06/01/2008	1,040,000	1,052,241
4.75%, 06/01/2009	1,085,000	1,107,242
Illinois Hlth. Facs. Auth. RB, Passavant Mem. Area Hosp., 5.50%, 10/01/2009	450,000	469,201
Indiana Hlth. Facs. Fin. Auth. RB, Ascension Hlth., Ser. F, 5.50%, 11/15/2010	1,000,000	1,060,560
Kent Hosp. Fin. Auth. Michigan RB, Spectrum Hlth., Ser. B, 5.00%, 07/15/2011	3,690,000	3,862,360
Klamath Falls, OR Intercommunity Hosp. Auth. RB, Merle West Med. Ctr. Proj.,
5.00%, 09/01/2008	200,000	201,932
Lorain Cnty., OH Hosp. RB, Catholic Hlth. Care Partners, 5.00%, 10/01/2009	1,850,000	1,910,606
Louisiana Pub. Facs. Auth. Hosp. RB, Franciscan Missionaries:
Ser. B, SAVRS, 3.70%, 07/01/2030	975,000	975,000
Ser. C, SAVRS, 3.65%, 07/01/2030	5,000,000	5,000,000
Monroe Cnty., PA Hosp. Auth. RB, Pocono Med. Ctr. Proj., 5.50%, 01/01/2009,
(Insd. by Radian Group, Inc.)	930,000	949,372
North Carolina Med. Care Commission Hosp. RB, Gaston Hlth. Care:
5.25%, 02/15/2009	2,215,000	2,282,447
5.25%, 02/15/2010	1,900,000	1,956,107
Royal Oak, MI Hosp. Fin. Auth. RB, William Beaumont Hosp., 6.25%, 01/01/2010	3,970,000	4,265,289

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

May 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Tyler, TX Hlth. Facs. Dev. Corp. RB, Mother Frances Hosp., 5.00%, 07/01/2009	$ 3,630,000	$3,715,160
West Orange, FL Hlth. Care Dist. RB, Ser. A, 5.50%, 02/01/2008	580,000	593,549
West Shore, PA Area Hosp. Auth. RB, Holy Spirit Hosp. Proj.:
4.90%, 01/01/2008	825,000	832,342
5.00%, 01/01/2009	965,000	980,845
Wisconsin Hlth. & Edl. Facs. Auth. RB, Wheaton Franciscan Svcs.:
5.00%, 08/15/2007	1,000,000	1,011,570
5.00%, 08/15/2008	1,430,000	1,457,728
5.75%, 08/15/2011	1,000,000	1,077,110

		68,837,329

HOUSING 8.4%
District of Columbia Fin. Agcy. Mtge. SFHRB, Ser. B, 5.625%, 06/01/2035	3,000,000	3,162,570
Escambia Cnty., FL SFHRB, Multi-Cnty. Program, Ser. A, 5.00%, 10/01/2012,
(Insd. by FNMA & GNMA)	945,000	966,045
Hawaii SFHRB, Hsg. & Cmnty. Dev. Corp., Ser. A, 5.00%, 07/01/2036, (Insd. by
FNMA)	3,065,000	3,147,173
Indiana Mtge. Fin. Agcy. SFHRB, Ser. B-2, 4.00%, 01/01/2034, (Insd. by FNMA &
GNMA)	5,405,000	5,332,249
Maine Hsg. Auth. RB, Ser. A-2, 4.55%, 11/15/2026	1,435,000	1,439,850
Nevada Hsg. Division SFHRB:
Ser. A-2, 5.75%, 04/01/2032	420,000	422,251
Ser. C-2, 5.40%, 04/01/2031	460,000	461,941
New Mexico Mtge. Fin. Auth. RB, 6.25%, 07/01/2029, (Insd. by FNMA)	2,725,000	2,834,572
North Dakota HFA RB, Ser. A, 5.70%, 07/01/2030	1,010,000	1,018,232
Oklahoma HFA SFHRB:
Ser. B-1, 6.80%, 09/01/2016, (Insd. by FNMA & GNMA)	175,000	175,341
Ser. B-2, 6.80%, 09/01/2026, (Insd. by FNMA & GNMA)	510,000	523,041
Oregon Hsg. & Cmnty. Svcs. Dept. SFHRB:
Ser. H, 5.125%, 01/01/2029	45,000	46,339
Ser. J, 4.70%, 07/01/2030	1,600,000	1,609,312
Pinellas Cnty., FL HFA RB, Multi-Cnty. Program, Ser. B, 6.20%, 09/01/2034,
(Insd. by FNMA & GNMA)	1,695,000	1,753,969
Pittsburgh, PA Urban Redev. Auth. MHRB, Lou Mason, Jr. Replacement Proj.,
5.00%, 12/01/2010	2,600,000	2,619,396
Sedgwick Cnty., KS SFHRB, Mtge. Backed Securities Program, Ser. B-3, 5.60%,
06/01/2028, (Insd. by FNMA & GNMA)	2,220,000	2,311,397
South Dakota HDA RB, Homeownership Mtge. Program, Ser. F, 5.25%,
05/01/2028	5,690,000	5,871,909
Wisconsin Hsg. & EDA RB, Homeownership Mtge. Program, Ser. B, 5.75%,
03/01/2022, (Insd. by MGIC)	1,105,000	1,118,448

		34,814,035

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

May 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE 13.2%
Bucks Cnty., PA IDA RB, Waste Mgmt., Inc. Proj., 4.90%, 12/01/2022, (Gtd. by
Waste Mgmt., Inc.)	$ 1,000,000	$1,011,210
Burke Cnty., GA Dev. Auth. PCRB, Georgia Power Plant Vogtle Proj.:
4.45%, 01/01/2032	4,325,000	4,354,496
FRN, 3.75%, 10/01/2032	5,000,000	5,000,000
Chatom, AL Indl. Env. Board PCRRB, SAVRS, 3.70%, 12/01/2024	2,300,000	2,300,000
Erie Cnty., PA IDA Env. Impt. RRB, Intl. Paper Co. Proj., Ser. A, 4.90%, 11/01/2009,
(Gtd. by Intl. Paper Co.)	1,000,000	1,018,360
Forsyth, MT PCRB, Avista Corp., Ser. A, 5.00%, 10/01/2032, (Insd. by AMBAC)	2,400,000	2,455,896
Franklin, WI Solid Waste Mgmt. RB, Ser. A, 4.95%, 11/01/2016	1,000,000	1,000,520
Gulf Coast Waste Disposal Auth. RB, Texas Republic Waste Svcs. Proj., FRN,
3.72%, 12/01/2034	10,500,000	10,500,000
Hodgkins, IL Env. Impt. RB, Metro. Biosolids Mgmt., LLC. Proj.:
5.50%, 11/01/2007	1,500,000	1,510,335
5.75%, 11/01/2009	1,945,000	1,979,932
Indiana Dev. Fin. Auth. RB, Waste Mgmt., Inc. Proj., 4.70%, 10/01/2031	1,250,000	1,239,213
Jefferson Parish, LA IDRB, Sara Lee Corp. Proj., FRN, 4.52%, 06/01/2024	2,400,000	2,400,000
Louisa, VA IDRB, Virginia Elec. & Power Co., 5.25%, 12/01/2008	1,000,000	1,015,390
Memphis-Shelby Cnty., TN Arpt. Auth. Spl. Facs. RB, Federal Express Corp., 5.00%,
09/01/2009	3,000,000	3,077,520
Mississippi Business Fin. Corp. PCRRB, Mississippi Power Co. Proj., SAVRS, 3.69%,
09/01/2028	7,000,000	7,000,000
Mobile, AL Indl. Dev. Board PCRRB, Intl. Paper Co. Proj., Ser. A, 4.65%,
12/01/2011	2,000,000	2,017,380
New York Env. Facs. Corp. RB, Waste Mgmt. Proj., Ser. A, 4.55%, 05/01/2012	3,000,000	3,012,720
Polk Cnty., FL IDA RB, Cargill Fertilizer, Inc. Proj., 5.50%, 11/01/2009	2,000,000	2,077,160
York Cnty., SC PCRB, SAVRS, Ser. B3, 3.80%, 09/15/2024	2,000,000	2,000,000

		54,970,132

LEASE 2.5%
Louisiana Correctional Fac. Lease RRB, 5.00%, 12/15/2007, (Insd. by Radian
Group, Inc.)	5,085,000	5,158,733
Michigan Bldg. Auth. RB, Refinancing Facs. Program, Ser. I, 5.125%, 10/15/2020	5,000,000	5,240,700

		10,399,433

MISCELLANEOUS REVENUE 1.4%
Puerto Rico Muni. Fin. Agcy. RB, Ser. A, 4.50%, 08/01/2010, (Insd. by FSA)	3,500,000	3,593,170
United Nations Dev. Corp. of New York RB, Sr. Lien, Ser. A, 5.25%, 07/01/2013	2,250,000	2,295,090

		5,888,260

PRE-REFUNDED 3.7%
Broward Cnty., FL Expressway Auth. GO, 9.875%, 07/01/2009	1,100,000	1,208,438
California Hlth. Facs. Fin. Auth. RB, Catholic West Hlth. Care, Ser. H, 4.45%,
07/01/2026	265,000	273,257
California Pollution Ctl. Fin. Auth. RB, North Cnty. Recycling Ctr., Ser. A, 6.75%,
07/01/2011	500,000	528,875

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

May 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Medical Univ. of South Carolina Hosp. Facs. RB, Ser. A, 6.00%, 08/15/2012	$ 1,950,000	$2,177,624
Michigan COP, New Ctr. Dev., Inc. Proj., 5.25%, 09/01/2009, (Insd. by MBIA)	1,500,000	1,568,760
New York Dorm. Auth. RB, City Univ. Sys. Cons. Proj., Ser. D, 7.00%, 07/01/2009	4,360,000	4,569,934
Puerto Rico Tobacco Settlement RB, Children’s Trust Fund, 5.75%, 07/01/2020	615,000	640,492
Volusia Cnty., FL IDA RRB, First Mtge. Bishops Glen Proj., 7.50%, 11/01/2016	1,240,000	1,282,743
Washington Pub. Power Supply Sys. RB, Nuclear Proj. No. 1, Ser. B, 7.25%,
07/01/2009	3,145,000	3,309,326

		15,559,449

RESOURCE RECOVERY 3.9%
Amelia Cnty., VA IDA Solid Waste Disposal RRB, Waste Mgmt., Inc. Proj., 4.05%,
04/01/2027, (Gtd. by Waste Mgmt., Inc.)	2,000,000	1,995,000
Arkansas Dev. Fin. Auth. RB, Waste Mgmt., Inc. Proj., 3.65%, 08/01/2021, (Gtd.
by Waste Mgmt., Inc.)	1,000,000	999,330
California Pollution Ctl. Fin. Auth. Solid Waste Disposal RB, USA Waste Svcs., Inc.
Proj., Ser. B, 5.00%, 06/01/2018	1,100,000	1,118,128
Hempstead Town, NY IDRB, America Fuel Co. Proj., 5.00%, 12/01/2010	7,000,000	7,238,070
Indiana Fin. IDRB, Republic Svcs., Inc. Proj., FRN, 3.82%, 11/01/2035	5,000,000	5,000,000

		16,350,528

SALES TAX 2.1%
Illinois Sales Tax RB, Ser. Q, 6.00%, 06/15/2009	3,550,000	3,691,255
Wyandotte Cnty. & Kansas City, KS Unified Govt. Spl. Obl. RRB, Ser. B, 4.75%,
12/01/2016	5,000,000	5,064,900

		8,756,155

SOLID WASTE 0.9%
Northeast, MD Waste Disposal Auth. RRB, 5.50%, 04/01/2010, (Insd. by AMBAC)	3,500,000	3,689,105

SPECIAL TAX 2.3%
Allegheny Cnty., PA Redev. Auth. RB, Waterfront Proj., Ser. A, 5.875%,
12/15/2010	2,530,000	2,633,679
Harris Cnty., TX RB, Toll Road Sr. Lien, Ser. B-2, 6.00%, 08/01/2010	5,000,000	5,419,500
Lewisville, TX Combination Contract RB, Spl. Assmt. Castle Hills Proj., Ser. 3,
4.125%, 05/01/2031, (LOC: Bank of America Corp.)	1,400,000	1,403,584

		9,456,763

STUDENT LOAN 2.8%
Colorado Student Obl. Auth. RB, Ser. B, 6.20%, 12/01/2008	4,025,000	4,064,043
Missouri Higher Ed. Loan Auth. RB, Ser. B, ARS, 3.85%, 05/01/2039	5,000,000	5,000,000
New England Edl. Loan Marketing Corp. RB, 6.90%, 11/01/2009	2,500,000	2,585,900

		11,649,943

TRANSPORTATION 1.8%
E-470 Pub. Hwy. Auth. of Colorado RRB, Sr. Ser. C, 5.00%, 09/01/2011,
(Insd. by MBIA)	7,250,000	7,423,710

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

May 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY 1.8%
Fort Myers, FL Util. RRB, Ser. A, 5.00%, 10/01/2011, (Insd. by FGIC)	$ 2,405,000	$2,517,963
Indianapolis, IN Gas Util. RRB, Distribution Sys., Ser. A, 5.25%, 08/15/2009,
(Insd. by AMBAC)	5,000,000	5,158,150

		7,676,113

WATER & SEWER 0.3%
Kannapolis, NC Water & Sewer RB, Ser. B, 5.00%, 02/01/2010, (Insd. by FSA)	1,000,000	1,037,820

Total Municipal Obligations (cost $419,556,080)		417,972,251

	Shares	Value

SHORT-TERM INVESTMENTS 0.2%
MUTUAL FUND SHARES 0.2%
Evergreen Institutional Municipal Money Market Fund ø ## (cost $1,048,495)	1,048,495	1,048,495

Total Investments (cost $420,604,575) 100.6%		419,020,746
Other Assets and Liabilities (0.6%)		(2,577,241)

Net Assets 100.0%		$416,443,505

##	All or a portion of this security has been segregated for when-issued securities.
#	When-issued security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ACA	American Credit Association	HFA	Housing Finance Authority
AMBAC	American Municipal Bond Assurance Corp.	IDA	Industrial Development Authority
ARS	Auction Rate Security	IDRB	Industrial Development Revenue Bond
BAN	Bond Anticipation Note	LOC	Letter of Credit
CDA	Community Development Authority	MBIA	Municipal Bond Investors Assurance Corp.
COP	Certificates of Participation	MGIC	Mortgage Guaranty Insurance Corp.
EDA	Economic Development Authority	MHRB	Multifamily Housing Revenue Bond
FGIC	Financial Guaranty Insurance Co.	PCRB	Pollution Control Revenue Bond
FNMA	Federal National Mortgage Association	PCRRB	Pollution Control Refunding Revenue Bond
FRN	Floating Rate Note	RB	Revenue Bond
FSA	Financial Security Assurance, Inc.	RRB	Refunding Revenue Bond
GNMA	Government National Mortgage Association	SAVRS	Select Auction Variable Rate Securities
GO	General Obligation	SFHRB	Single Family Housing Revenue Bond
HDA	Housing Development Authority

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

May 31, 2006

The following table shows the percent of total investments by geographic location as of May 31, 2006:
New York	7.7%	Mississippi	1.7%
Pennsylvania	7.4%	District of Columbia	1.6%
Texas	6.9%	Hawaii	1.5%
Florida	5.7%	Arizona	1.4%
Kansas	5.2%	South Dakota	1.4%
New Jersey	5.0%	Maryland	1.3%
Indiana	4.2%	North Carolina	1.3%
Missouri	4.1%	Virginia	1.1%
California	3.7%	Puerto Rico	1.0%
Washington	3.7%	New Mexico	0.7%
Michigan	3.6%	Massachusetts	0.6%
Louisiana	3.2%	Montana	0.6%
Illinois	2.9%	Connecticut	0.5%
Colorado	2.8%	Oregon	0.4%
Nevada	2.8%	Maine	0.3%
Ohio	2.8%	Arkansas	0.2%
Alabama	2.6%	Nebraska	0.2%
Wisconsin	2.6%	North Dakota	0.2%
South Carolina	2.4%	Oklahoma	0.2%
Georgia	2.2%	Non-state specific	0.3%
Tennessee	2.0%
			100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of May 31, 2006 (unaudited):
AAA	38.4%
AA	21.0%
A	18.0%
BBB	12.7%
BB	1.7%
NR	8.2%

	100.0%

The following table shows the percent of total investments by maturity as of May 31, 2006 (unaudited):
Less than 1 year	22.9%
1 to 3 year(s)	19.0%
3 to 5 years	32.2%
5 to 10 years	23.4%
10 to 20 years	2.5%

	100.0%

See Notes to Financial Statements

18

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2006

Assets
Investments in securities, at value (cost $419,556,080)	$417,972,251
Investments in affiliated money market fund, at value (cost $1,048,495)	1,048,495

Total investments	419,020,746
Receivable for securities sold	5,362,067
Receivable for Fund shares sold	185,827
Interest receivable	5,792,917
Prepaid expenses and other assets	30,999

Total assets	430,392,556

Liabilities
Dividends payable	1,043,247
Payable for securities purchased	11,017,316
Payable for Fund shares redeemed	1,808,836
Due to custodian bank	7,390
Advisory fee payable	4,626
Due to other related parties	1,732
Accrued expenses and other liabilities	65,904

Total liabilities	13,949,051

Net assets	$416,443,505

Net assets represented by
Paid-in capital	$428,221,973
Overdistributed net investment income	(120,262)
Accumulated net realized losses on investments	(10,074,377)
Net unrealized losses on investments	(1,583,829)

Total net assets	$416,443,505

Net assets consists of
Class A	$46,548,157
Class B	8,016,753
Class C	12,691,443
Class I	349,187,152

Total net assets	$416,443,505

Shares outstanding (unlimited number of shares authorized)
Class A	4,711,167
Class B	811,376
Class C	1,284,501
Class I	35,341,209

Net asset value per share
Class A	$9.88
Class A — Offering price (based on sales charge of 3.25%)	$10.21
Class B	$9.88
Class C	$9.88
Class I	$9.88

See Notes to Financial Statements

19

STATEMENT OF OPERATIONS

Year Ended May 31, 2006

Investment income
Interest	$19,131,326
Income from affiliate	232,077

Total investment income	19,363,403

Expenses
Advisory fee	2,003,075
Distribution Plan expenses
Class A	197,217
Class B	105,564
Class C	163,970
Administrative services fee	497,801
Transfer agent fees	173,773
Trustees’ fees and expenses	7,727
Printing and postage expenses	41,898
Custodian and accounting fees	152,819
Registration and filing fees	59,816
Professional fees	31,922
Other	13,865

Total expenses	3,449,447
Less: Expense reductions	(9,043)
Expense reimbursements	(65,980)

Net expenses	3,374,424

Net investment income	15,988,979

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(2,193,439)
Net change in unrealized gains or losses on investments	(5,598,812)

Net realized and unrealized gains or losses on investments	(7,792,251)

Net increase in net assets resulting from operations	$8,196,728

See Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended May 31,

	2006		2005

Operations
Net investment income		$15,988,979		$15,339,173
Net realized losses on investments		(2,193,439)		(1,894,745)
Net change in unrealized gains or losses
on investments		(5,598,812)		2,241,568

Net increase in net assets resulting from
operations		8,196,728		15,685,996

Distributions to shareholders from
Net investment income
Class A		(1,988,043)		(1,879,341)
Class B		(233,920)		(275,049)
Class C		(363,620)		(394,902)
Class I		(13,131,313)		(12,885,925)

Total distributions to shareholders		(15,716,896)		(15,435,217)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	2,212,271	22,018,691	2,936,233	29,581,867
Class B	45,244	447,161	40,978	413,338
Class C	97,400	966,495	508,614	5,111,694
Class I	5,688,262	56,481,370	12,510,318	126,008,244

		79,913,717		161,115,143

Net asset value of shares issued in
reinvestment of distributions
Class A	103,323	1,027,314	89,465	901,302
Class B	14,198	141,244	14,102	142,074
Class C	17,755	176,629	20,232	203,869
Class I	93,714	932,049	88,605	892,641

		2,277,236		2,139,886

Automatic conversion of Class B shares
to Class A shares
Class A	69,930	697,453	34,142	344,345
Class B	(69,930)	(697,453)	(34,142)	(344,345)

		0		0

Payment for shares redeemed
Class A	(4,425,839)	(43,879,219)	(2,887,465)	(29,080,878)
Class B	(473,133)	(4,708,527)	(252,959)	(2,544,467)
Class C	(703,666)	(6,994,248)	(752,614)	(7,582,717)
Class I	(14,266,450)	(141,724,393)	(9,750,387)	(98,120,064)

		(197,306,387)		(137,328,126)

Net increase (decrease) in net assets
resulting from capital share
transactions		(115,115,434)		25,926,903

Total increase (decrease) in net assets		(122,635,602)		26,177,682
Net assets
Beginning of period		539,079,107		512,901,425

End of period	$ 416,443,505		$ 539,079,107

Overdistributed net investment income		$(120,262)		$(392,345)

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Short-Intermediate Municipal Bond Fund (the “Fund”) is a diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions

22

NOTES TO FINANCIAL STATEMENTS continued

due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.40% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended May 31, 2006, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $65,980.

The Fund may invest in Evergreen-managed money market funds which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

23

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended May 31, 2006, EIS received $3,073 from the sale of Class A shares and $47,055 and $975 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $353,450,902 and $450,090,271, respectively, for the year ended May 31, 2006.

On May 31, 2006, the aggregate cost of securities for federal income tax purposes was $420,604,575. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,200,026 and $2,783,855, respectively, with a net unrealized depreciation of $1,583,829.

As of May 31, 2006, the Fund had $8,256,141 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2011	2012	2013	2014

$317,634	$2,886,072	$47,173	$934,887	$1,541,603	$648,180	$1,880,592

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of May 31, 2006, the Fund incurred and will elect to defer post-October capital losses of $1,818,236.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended May 31, 2006, the Fund did not participate in the interfund lending program.

24

NOTES TO FINANCIAL STATEMENTS continued

7. DISTRIBUTIONS TO SHAREHOLDERS

As of May 31, 2006, the components of distributable earnings on a tax basis were as follows:

Capital Loss
Overdistributed		Carryovers
Exempt-		and
Interest	Unrealized	Post-October
Income	Depreciation	Losses

$120,262	$1,583,829	$10,074,377

The tax character of distributions paid was as follows:

	Year Ended May 31,

	2006	2005

Ordinary Income	$2,815	$2,059
Exempt-Interest Income	15,714,081	15,433,158

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended May 31, 2006, the Fund had no borrowings under this agreement.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to

25

NOTES TO FINANCIAL STATEMENTS continued

comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the

26

NOTES TO FINANCIAL STATEMENTS continued

financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

27

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Short-Intermediate Municipal Bond Fund, a series of Evergreen Municipal Trust, as of May 31, 2006, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2006 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Short-Intermediate Municipal Bond Fund as of May 31, 2006, the results of its operations, changes in its net assets and finan-cial highlights for each of the years or periods described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
July 24, 2006

28

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended May 31, 2006, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 99.98% . The percentage of distributions subject to the federal alternative minimum tax will be reported to shareholders in January 2007.

29

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31

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Vice President and Treasurer, State Street Research & Management Company (investment
Other directorships: None	advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris[2]	Former Partner, PricewaterhouseCoopers, LLP.
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications); Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[5]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Ms. Norris became Trustee effective July 3, 2006.

3 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

4 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

5 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $250 billion in assets as of June 30, 2006, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the seventh consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2005, Evergreen was ranked fifth overall out of 38 participating companies.

566602 rv3 7/2006

Evergreen Investments™
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

566602 rv3 7/2006

Evergreen Strategic Municipal Bond Fund

Evergreen

STRATEGIC MUNICIPAL BOND FUND

Annual Report
as of May 31, 2006

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
25	STATEMENT OF ASSETS AND LIABILITIES
26	STATEMENT OF OPERATIONS
27	STATEMENTS OF CHANGES IN NET ASSETS
28	NOTES TO FINANCIAL STATEMENTS
34	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
35	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS
July 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Strategic Municipal Bond Fund, which covers the twelve-month period ended May 31, 2006.

Municipal bond investors encountered interesting opportunities and challenges over the past year. Through most of the twelve months, the market was favored by strong investor demand, including non-traditional investors attracted by the values they found in municipals. As a result, tax-advantaged bonds outperformed their taxable counterparts. Both the municipal and the taxable markets were heavily influenced by the actions of the Federal Reserve Board (“Fed”), which continued to move aggressively to guard against the possibility of renewed inflation by raising short-term interest rates. Longer-term rates showed more stability, resulting in a flattening of the yield curve. Intermediate-term securities proved especially vulnerable to the narrowing of the differences in yields, underperforming long-term bonds. However, the rise in short-term rates quickly translated into more income for investors in short-term instruments, and municipal securities with maturities of one to two years outperformed both intermediate- and long-term bonds. Against a backdrop of robust economic growth, high-yielding, lower-rated municipals outperformed high-grade bonds.

Over the twelve months, the economy produced a great deal of confusing, and sometimes contradictory, evidence about its health. The economic expansion showed remarkable durability, most notably in first quarter of 2006 when Gross Domestic Product grew at an annualized rate of 5.6% . However, that torrid growth trajectory did not appear to be sustainable. Based on reported

LETTER TO SHAREHOLDERS continued

trends in housing, employment and retail sales, personal consumption for the second quarter was anticipated to grow at one-half the rate of the first quarter. Estimates of increases in corporate capital expenditures also were being reduced. While many observers debated whether or not short-term volatility might be an early indicator of a weakened economy, Evergreen’s Investment Strategy Committee focused on a variety of signals pointing to the stamina of the economic expansion. Although the rates of increases in corporate profits, capital expenditures and personal consumption were starting to decline, all these economic indicators were still rising, at what we believed to be a more sustainable pace.

In an environment in which short-term yields rose steadily, the portfolio manager of Evergreen Short-Intermediate Municipal Bond Fund increased the emphasis on lower-rated, investment-grade securities as well as on short-term, cash-equivalent investments that were able to quickly capture the benefits of rising rates. The portfolio manager of Evergreen Strategic Municipal Bond Fund kept the portfolio’s duration short and focused on higher-yielding “cushion” bonds that tend to perform well as interest rates rise. The portfolio manager of Evergreen Intermediate Municipal Bond Fund de-emphasized shorter-term intermediates while also increasing investments in higher coupon securities with relatively short calls, which offer greater price protection during a time of rising interest rates. The portfolio manager of Evergreen Municipal Bond Fund anticipated the current trend in the interest-rate cycle by increasing investments in intermediate-term securities with maturities from eight to fifteen years, while cutting back in long-term bonds. At the same time, he also increased the exposure to lower-rated, investment-grade bonds that tended to outperform higher-rated securities. The portfolio manager of Evergreen High Grade Municipal Bond Fund also increased exposure to intermediates with maturities from eight to fifteen years, while continuing the fund’s

LETTER TO SHAREHOLDERS continued

emphasis on insured municipal bonds.

As always, we continue to encourage investors to maintain well diversified personal portfolios to gain exposure to different types of opportunities and to minimize overall portfolio risk. The experience over the twelve months reinforced the importance of asset allocation and we continue to recommend that investors extend the diversification process within an asset class, as with Evergreen’s municipal bond funds.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

FUND AT A GLANCE as of May 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisor:

• Stamper Capital & Investments, Inc.

Portfolio Manager:

• B. Clark Stamper

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc. Morningstar’s style box is based on a portfolio date as of 3/31/2006.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 3/21/1985

	Class A	Class B	Class C	Class I
Class inception date	12/1/1994	3/21/1985	8/18/1997	10/6/1997

Nasdaq symbol	VMPAX	VMPIX	DHICX	VMPYX

Average annual return*

1-year with sales charge	-1.95%	-2.73%	1.27%	N/A

1-year w/o sales charge	2.99%	2.27%	2.27%	3.30%

5-year	2.55%	2.47%	2.81%	3.87%

10-year	3.87%	3.62%	3.62%	4.49%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes C and I prior to their inception is based on the performance of Class B, the original class offered by the fund’s predecessor fund, Davis Tax-Free High Income Fund, Inc. The historical returns for Class I reflect the 1.00% 12b-1 fee in effect for Class B. Class I does not pay a 12b-1 fee. If this fee had not been reflected, returns for Class I would have been higher. The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Strategic Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 2.99% for the twelve-month period ended May 31, 2006, excluding any applicable sales charges. During the same period, the LBMBI returned 1.89%.

The fund seeks to provide current income free from federal income tax other than the alternative minimum tax.

The fund posted strong returns for the fiscal year, significantly outperforming its benchmark. It was a period in which short-term interest rates rose substantially more than long-term rates. As the yield curve flattened — the difference between long-term and short-term yields narrowed — short-term securities outperformed. Our decision to maintain a short duration contributed to the fund’s relative performance, as we were able to capture the benefits of rising short-term rates with a relatively stable net asset value.

Throughout the fiscal year, we kept duration short and we focused on higher-yielding securities while maintaining a high quality portfolio. At fiscal year end, the average effective duration of the portfolio was 1.5 years and the average credit quality of holdings was AA+. We emphasized high-quality securities because we thought there was too much credit risk in lower quality issues, especially in view of our outlook that the dangers of a slowing of the economy were increasing as interest rates continued to rise. We believed the reasons that the economy would weaken dramatically were a consequence of higher interest rates and relatively high existing debt levels of federal, state and municipal governments as well as of consumers. These major deficits were likely to worsen as new accounting rules would expose the levels of unfunded pension liabilities of local governments. Many consumers financed their homes with adjustable-rate and zero coupon mortgages whose payments were increasing substantially, cutting into their purchasing power.

The decisions to keep the fund’s duration short and to focus on high-coupon bonds with lower price volatility aided performance. We created attractive yields by investing selectively in older bonds which offer higher coupons than newer issues. Within that group, we invested in cushion bonds, which offer higher yields with short-term calls and typically perform well in a rising interest-rate environment. Early in the period, we also had positions in 35-day, floating-rate short-term bonds, which contributed additional income for the fund’s dividend. We reduced our holdings as supply declined because issuers became increasingly concerned about their risks as rates rose.

Our emphasis on high quality securities may have held back performance somewhat early in the period, when lower-quality securities outperformed high quality securities. However, the quality emphasis did not detract from results in the final six months of the fiscal year.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

All data is as of May 31, 2006, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2005 to May 31, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	12/1/2005	5/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,014.84	$ 4.87
Class B	$ 1,000.00	$ 1,011.31	$ 8.62
Class C	$ 1,000.00	$ 1,011.31	$ 8.62
Class I	$ 1,000.00	$ 1,016.36	$ 3.57
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.09	$ 4.89
Class B	$ 1,000.00	$ 1,016.36	$ 8.65
Class C	$ 1,000.00	$ 1,016.36	$ 8.65
Class I	$ 1,000.00	$ 1,021.39	$ 3.58

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.97% for Class A, 1.72% for Class B, 1.72% for Class C and 0.71% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS A	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 8.74	$ 8.65	$ 8.72	$ 8.70	$ 8.65

Income from investment operations
Net investment income (loss)	0.25	0.23	0.24	0.31	0.40
Net realized and unrealized gains or losses on investments	0.01	0.09	(0.07)	0.02	0.04

Total from investment operations	0.26	0.32	0.17	0.33	0.44

Distributions to shareholders from
Net investment income	(0.25)	(0.23)	(0.24)	(0.31)	(0.39)

Net asset value, end of period	$ 8.75	$ 8.74	$ 8.65	$ 8.72	$ 8.70

Total return[1]	2.99%	3.74%	1.97%	3.88%	5.20%

Ratios and supplemental data
Net assets, end of period (thousands)	$356,937	$449,312	$462,748	$514,377	$396,272
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.98%	1.01%	0.99%	0.96%	0.83%
Expenses excluding waivers/reimbursements and expense reductions	1.03%	1.02%	0.99%	0.98%	0.98%
Net investment income (loss)	2.86%	2.64%	2.76%	3.53%	4.39%
Portfolio turnover rate	65%	63%	76%	68%	79%

1Excluding applicable sales charges

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS B	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 8.72	$ 8.63	$ 8.70	$ 8.68	$ 8.62

Income from investment operations
Net investment income (loss)	0.18	0.17[1]	0.17	0.25	0.33
Net realized and unrealized gains or losses on investments	0.02	0.09	(0.06)	0.02	0.06

Total from investment operations	0.20	0.26	0.11	0.27	0.39

Distributions to shareholders from
Net investment income	(0.19)	(0.17)	(0.18)	(0.25)	(0.33)

Net asset value, end of period	$ 8.73	$ 8.72	$ 8.63	$ 8.70	$ 8.68

Total return[2]	2.27%	3.02%	1.25%	3.11%	4.54%

Ratios and supplemental data
Net assets, end of period (thousands)	$104,034	$141,000	$196,346	$238,399	$208,427
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.72%	1.72%	1.69%	1.70%	1.59%
Expenses excluding waivers/reimbursements and expense reductions	1.72%	1.72%	1.69%	1.72%	1.74%
Net investment income (loss)	2.11%	1.92%	2.06%	2.80%	3.70%
Portfolio turnover rate	65%	63%	76%	68%	79%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS C	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 8.77	$ 8.68	$ 8.75	$ 8.73	$ 8.68

Income from investment operations
Net investment income (loss)	0.19	0.17	0.18	0.25	0.33
Net realized and unrealized gains or losses on investments	0.01	0.09	(0.07)	0.02	0.05

Total from investment operations	0.20	0.26	0.11	0.27	0.38

Distributions to shareholders from
Net investment income	(0.19)	(0.17)	(0.18)	(0.25)	(0.33)

Net asset value, end of period	$ 8.78	$ 8.77	$ 8.68	$ 8.75	$ 8.73

Total return[1]	2.27%	3.02%	1.26%	3.11%	4.41%

Ratios and supplemental data
Net assets, end of period (thousands)	$120,178	$165,623	$214,097	$240,631	$124,281
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.72%	1.72%	1.69%	1.70%	1.58%
Expenses excluding waivers/reimbursements and expense reductions	1.72%	1.72%	1.69%	1.72%	1.73%
Net investment income (loss)	2.11%	1.92%	2.06%	2.75%	3.65%
Portfolio turnover rate	65%	63%	76%	68%	79%

1Excluding applicable sales charges

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS I	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 8.74	$ 8.65	$ 8.72	$ 8.70	$ 8.64

Income from investment operations
Net investment income (loss)	0.27	0.25	0.27	0.33	0.42
Net realized and unrealized gains or losses on investments	0.01	0.10	(0.07)	0.02	0.05

Total from investment operations	0.28	0.35	0.20	0.35	0.47

Distributions to shareholders from
Net investment income	(0.27)	(0.26)	(0.27)	(0.33)	(0.41)

Net asset value, end of period	$ 8.75	$ 8.74	$ 8.65	$ 8.72	$ 8.70

Total return	3.30%	4.06%	2.27%	4.15%	5.59%

Ratios and supplemental data
Net assets, end of period (thousands)	$37,794	$25,322	$10,814	$10,623	$3,964
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.72%	0.72%	0.69%	0.70%	0.58%
Expenses excluding waivers/reimbursements and expense reductions	0.72%	0.72%	0.69%	0.72%	0.74%
Net investment income (loss)	3.09%	2.94%	3.06%	3.70%	4.64%
Portfolio turnover rate	65%	63%	76%	68%	79%

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

May 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 98.3%
AIRPORT 15.2%
Alabama Docks Dept. Facs. RB, 6.30%, 10/01/2021	$ 4,500,000	$4,623,525
Broward Cnty., FL Arpt. Sys. RB, 5.25%, 10/01/2010, (Insd. by AMBAC)	1,730,000	1,793,007
Chicago, IL O’Hare Intl. Arpt. RB, Ser. A:
5.50%, 01/01/2016	9,260,000	9,508,538
5.60%, 01/01/2010	2,000,000	2,042,700
5.625%, 01/01/2012	3,000,000	3,064,110
5.625%, 01/01/2013	1,000,000	1,021,370
5.625%, 01/01/2015	5,300,000	5,412,890
Dade Cnty., FL Aviation RB, Ser. A, 5.75%, 10/01/2015	2,000,000	2,051,000
Denver, CO City & Cnty. Arpt. RB, Ser. A, 5.50%, 11/15/2025	5,000,000	5,084,950
Houston, TX Arpt. Sys. RB, Spl. Facs.:
Continental Airlines, Inc., Ser. E, 5.875%, 07/01/2012	1,000,000	1,062,980
Ser. A, 6.00%, 07/01/2014	5,030,000	5,261,933
Ser. B, 5.25%, 07/01/2014	350,000	360,409
Kenton Cnty., KY Arpt. Board RB, 6.30%, 03/01/2015	1,500,000	1,555,365
Los Angeles, CA Harbor Dept. RB AMT, Ser. B:
5.375%, 11/01/2015	5,340,000	5,419,566
5.375%, 11/01/2019	1,375,000	1,394,965
Massachusetts Port Auth. RB:
Ser. B, 5.50%, 07/01/2015	750,000	784,492
US Airways Proj.:
5.25%, 09/01/2011	1,480,000	1,539,126
5.25%, 09/01/2012	1,535,000	1,596,799
5.25%, 09/01/2013	1,610,000	1,674,819
5.75%, 09/01/2016	4,325,000	4,433,082
5.875%, 09/01/2023	5,520,000	5,655,847
6.00%, 09/01/2021	1,200,000	1,248,996
Ser. A, 5.50%, 09/01/2007, (Insd. by MBIA)	100,000	102,484
Phoenix, AZ Civic Impt. Corp. Arpt. RB, AMT:
5.50%, 07/01/2010, (Insd. by FGIC)	450,000	457,119
5.625%, 07/01/2013, (Insd. by FGIC)	750,000	762,690
Port Auth. of New York & New Jersey Spl. Obl. RB:
Continental Airlines, Inc. & US Airways, 9.00%, 09/15/2007	45,000	45,819
JFK Intl. Air Terminal, LLC, 6.25%, 12/01/2009	7,500,000	8,034,150
Ser. 103, 5.125%, 12/15/2011	1,215,000	1,228,450
Ser. 119, 5.00%, 09/15/2007	8,550,000	8,665,254
Port Everglades, FL Port Impt. RB, Ser. A, 5.00%, 09/01/2016	400,000	401,188
Port Grays Harbor, WA RRB, TCR, 6.125%, 12/01/2017	2,630,000	2,802,896
San Francisco, CA City & Cnty. Intl. Arpt. RB, Ser. 10A, 5.35%, 05/01/2010	50,000	51,051
San Francisco, CA City & Cnty. Intl. Arpt. RRB, ARS, Ser. 31A, 3.70%, 05/01/2025	5,000,000	5,000,000

		94,141,570

CAPITAL IMPROVEMENTS 0.2%
Morris Cnty., NJ Impt. Auth. RB, 5.00%, 08/15/2006	1,105,000	1,108,216

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued May 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
COMMUNITY DEVELOPMENT DISTRICT 0.2%
Gibson Cnty., IN Redev. Auth. Econ. Dev. Lease RB, Ser. A, 5.60%, 02/01/2017,
(Insd. by MBIA)	$ 900,000	$912,060

CONTINUING CARE RETIREMENT COMMUNITY 2.6%
Albuquerque, NM Hlth. Care Sys. RB, Lovelace Med. Foundation Proj., 12.00%,
03/01/2011	120,000	120,729
Allegany Cnty., MD IDRB, Moran Manor Care Ctr., 12.45%, 02/01/2027	870,000	1,012,906
Brevard, NC Hsg. Auth. RB, Ascend Healthcare, Inc., 7.50%, 03/01/2028 • (h)	500,000	350,000
California CDA COP, SAVRS, Eskaton Properties, Inc., 4.25%, 05/15/2029	100,000	100,000
Charlotte, NC Hsg. Auth. RB, Ascend Healthcare, Inc., 7.50%, 03/01/2028 •	500,000	403,025
Clarksville, IN RB, SAVRS, Retirement Hsg. Foundation, 4.55%, 12/01/2025	4,300,000	4,300,000
Columbia Cnty., PA IDA RB, Orangeville Nursing Ctr. Assn., 9.00%, 12/01/2012	400,000	399,052
Crossville, TN Hlth. & Ed. Board RB, Century Place Hlth. Ctr., Inc. Proj., Ser. 1996A,
7.75%, 06/01/2013	500,000	500,770
Farmington Hills, MI EDA RB, Botsford Continuing Care, Ser. A, 5.75%,
02/15/2025	385,000	389,401
Gainesville, GA Redev. Auth. RB, First Mtge. Autumn Breeze, Ser. A, 8.00%,
04/01/2026 •	200,000	222,000
Kentucky EDFA RRB, SAVRS, Retirement Hsg. Foundation, 4.45%, 12/01/2028	1,000,000	1,000,000
Louisiana Pub. Facs. Auth. Hosp. RB, Franciscan Missionaries, 5.50%,
07/01/2006	2,500,000	2,503,425
Massachusetts Hlth. & Edl. Facs. Auth. RB, 7.20%, 07/01/2009	15,000	15,039
Piedmont, NC HDA First Mtge. RRB, Nash Grove Manor, Inc., 8.00%,
01/01/2013	500,000	500,740
San Antonio, TX Hlth. Facs. RB, Beverly Enterprises, Inc., 8.25%, 12/01/2019	1,250,000	1,255,125
Savannah, GA EDRB, First Mtge. Coastal Care Resources, 7.75%,
09/01/2027 • + (h)	439,448	21,972
South Carolina Jobs EDA RB, Ebenezer Nursing Home, Inc., 6.90%, 01/20/2037	2,200,000	2,413,378
Wataga, IL Hlth. Facs. RB, First Humanics Corp., 10.00%, 09/01/2016 • + (h)	1,000,000	460,000

		15,967,562

EDUCATION 4.1%
Alaska Student Loan Corp. RB, Ser. A:
5.55%, 07/01/2010, (Insd. by AMBAC)	1,455,000	1,477,843
5.60%, 07/01/2011, (Insd. by AMBAC)	1,810,000	1,838,797
Botkins, OH Sch. Dist. RB, Ser. A, 7.20%, 12/01/2009	185,000	185,518
California Edl. Facs. Auth. RB, College of Osteopathic Medicine, 5.75%,
06/01/2018	1,680,000	1,699,522
Clemson Univ., South Carolina COP, 6.90%, 12/01/2007, (Insd. by BIG)	40,000	40,000
Florida Agricultural & Mechanical Univ. RB, 6.50%, 07/01/2023	445,000	448,329
Hammond, IN Sch. Bldg. Corp. RB, 6.125%, 07/15/2019, (Insd. by MBIA)	1,360,000	1,407,695
Kane Cnty., IL Sch. Dist. No. 129 Aurora West Side GO, 5.50%, 02/01/2011	300,000	308,184
Leander, TX Independent Sch. Dist. GO, 0.00%, 08/15/2028 (g)	22,055,000	5,617,850
Lewisville, TX Independent Sch. Dist. Refunding GO, 5.00%, 08/15/2021	200,000	200,154
Massachusetts Edl. Fin. Auth. RB:
4.875%, 01/01/2011	405,000	405,259
Ser. E, 4.50%, 01/01/2009	920,000	918,859

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued May 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Midlothian, TX Independent Sch. Dist. RB, 0.00%, 02/15/2018 (g)	$5,000	$2,465
Morris Cnty., NJ Impt. Auth. Sch. Dist. RB, 3.125%, 10/01/2006	1,115,000	1,113,651
Orleans, LA Parishwide Sch. Dist. RB, Ser. A:
4.85%, 09/01/2010	605,000	613,440
5.125%, 09/01/2018	100,000	100,985
Pennsylvania Higher Edl. Facs. Auth. College & Univ. RB, St. Joseph’s Univ., 5.875%,
07/15/2025	860,000	878,533
Perris, CA Unified High Sch. Dist. RB, 2003 Sch. Financing Proj., 6.00%,
10/01/2030	210,000	224,836
San Francisco, CA City & Cnty. Sch. Dist. Facs. RB, Ser. B, 5.10%, 06/15/2012	485,000	490,354
Turlock, CA Auxiliary Organization RB, California State Univ., Stanislaus
Foundation, 5.875%, 06/01/2022	360,000	370,894
University of Texas RB, Ser. A:
5.10%, 08/15/2013	2,395,000	2,450,444
5.125%, 08/15/2014	2,525,000	2,583,580
Webb City, MO Sch. Dist. R-VII Fac. Leasehold RB, 5.625%, 08/01/2016, (Insd.
by FSA)	1,105,000	1,108,757
Wyandotte Cnty., KS Unified Sch. Dist. No. 500 COP, 4.50%, 12/01/2007, (Insd.
by FSA)	900,000	904,653

		25,390,602

ELECTRIC REVENUE 0.8%
New Jersey EDA PCRB, New Jersey Pub. Service & Gas, Ser. A, 6.40%, 05/01/2032,
(Insd. by MBIA)	200,000	202,250
North Carolina Eastern Muni. Power Agcy. Power Sys. RRB, Ser. A, 5.70%,
01/01/2013, (Insd. by MBIA)	2,430,000	2,503,848
Redding, CA Joint Powers Fin. Auth. Elec. Sys. RB, Ser. A, 5.25%, 06/01/2015	500,000	510,570
Utah Intermountain Power Agcy. RB, Ser. B, 5.75%, 07/01/2019	170,000	176,577
Washington Pub. Power Supply Sys. RB:
Nuclear Proj. No. 2, Ser. A, 5.70%, 07/01/2012	300,000	306,534
Nuclear Proj. No. 3, Ser. A, 5.10%, 07/01/2010	1,000,000	1,033,270
York Cnty., NE Rural Pub. Power Dist. Elec. Sys. RRB, 4.75%, 01/01/2010	285,000	285,217

		5,018,266

GENERAL OBLIGATION - LOCAL 2.3%
Anchorage, AK GO, Ser. B, 5.125%, 10/01/2007	225,000	225,252
Bartlett, IL Park Dist. GO, 4.375%, 12/15/2010	275,000	275,891
District of Columbia GO, 5.75%, 06/01/2007	405,000	405,664
Garner, NC Water & Sewer GO, 6.50%, 06/01/2006	275,000	275,000
Gunter, TX Independent Sch. Dist. RRB, 6.05%, 08/15/2026	500,000	502,500
Itasca, IL GO, 4.30%, 12/15/2012	150,000	150,051
King Cnty., WA RB, Ser. B, 4.75%, 01/01/2009	80,000	80,062
King Cnty., WA, Sewer RB, Ser. C, 6.25%, 01/01/2032	7,000,000	7,231,770
Mentor, OH GO, 7.15%, 12/01/2011	315,000	324,545
Mount Clemens, MI Wastewater Treatment Facs. GO, 4.00%, 11/01/2006	185,000	185,333

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued May 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
New York, NY GO:
Ser. B:
5.60%, 08/15/2007	$465,000	$470,338
5.625%, 08/15/2009	1,015,000	1,026,662
7.50%, 02/01/2007	185,000	185,546
Ser. F, 5.125%, 08/01/2013, (Insd. by MBIA)	2,675,000	2,750,997
Ser. A1, 5.75%, 08/01/2014	75,000	75,111
Wichita, KS GO, Ser. 738, 5.65%, 09/01/2008	300,000	300,456

		14,465,178

GENERAL OBLIGATION - STATE 1.5%
California GO, 6.25%, 10/01/2019	15,000	15,113
Connecticut GO, 5.65%, 03/15/2012	270,000	270,408
Illinois GO:
5.125%, 12/01/2013	4,500,000	4,572,045
5.50%, 07/01/2011	200,000	203,266
5.75%, 05/01/2013	2,300,000	2,349,496
New York GO, Ser. C, 5.375%, 10/01/2011	1,000,000	1,011,270
Pennsylvania GO, 5.375%, 11/15/2008, (Insd. by FGIC)	100,000	101,625
Wisconsin GO, Ser. 2, 6.10%, 05/01/2014	450,000	450,738

		8,973,961

HOSPITAL 8.5%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, West Pennsylvania Allegheny Hlth., 9.25%,
11/15/2030	2,000,000	2,374,860
Birmingham-Carraway, AL Spl. Care Facs. Fin. Auth. RB, Methodist Hlth. Sys., Ser. A,
5.875%, 08/15/2015	700,000	714,917
Butler Cnty., PA Hosp. Auth. RRB, Butler Mem. Hosp., Ser. A, 5.25%, 07/01/2012	140,000	140,150
California Hlth. Facs. Fin. Auth. RB, Ser. B, 7.20%, 01/01/2012	110,000	110,278
Colorado Hlth. Facs. Auth. RB, Sisters of Charity Hlth. Care Sys., 5.25%,
05/15/2014	95,000	95,102
Connecticut Hlth. & Ed. Facs. Auth. RB:
Bridgeport Hosp., Ser. A, 6.625%, 07/01/2018	200,000	200,464
Greenwich Hosp., Ser. A, 5.75%, 07/01/2016	1,485,000	1,517,358
New Britain Gen. Hosp., Ser. B, 6.00%, 07/01/2024	275,000	280,343
Copperas Cove, TX Hlth. Facs. Dev. RB, Adventist Hlth. Sys., 5.875%, 11/15/2025	1,810,000	1,848,969
Cuyahoga Cnty., OH Hosp. Auth. RB, Univ. Hosp. Hlth. Sys. Proj., Ser. B, 5.375%,
01/15/2009	3,500,000	3,573,745
Dade Cnty., FL Hlth. Facs. Hosp. RB, Miami Baptist Hosp. Proj., 5.25%,
05/15/2013	4,550,000	4,554,914
Escambia Cnty., FL Hlth. Facs. Auth. RB, 5.95%, 07/01/2020	860,000	900,300
Gulfport, MS Hosp. Facs. RB, Gulfport Mem. Hosp., Ser. A, 6.20%, 07/01/2018	200,000	200,304
Illinois Hlth. Facs. Auth. RB, Sherman Hlth. Sys., 5.50%, 08/01/2012	950,000	975,394
Jonesboro, AR Residential Hsg. & Hlth. Care Facs. Board House RB, St. Bernard’s
Hosp., Inc., 5.90%, 07/01/2016, (Insd. by AMBAC)	1,950,000	1,992,120
Langhorne, PA Hosp. Auth. RB, Franciscan Hlth. Ctr., Ser. A, 7.00%, 06/15/2015	405,000	405,466

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued May 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Lucas Cnty., OH Hosp. Auth. RB, Promedica Healthcare Obl.:
5.75%, 11/15/2009	$ 2,500,000	$2,570,750
5.75%, 11/15/2011	750,000	771,225
Lycoming Cnty., PA Hosp. Auth. RB, Divine Province Hosp., Ser. E, 6.50%,
07/01/2022	100,000	100,059
Madison Cnty., IN Hosp. Auth. Facs. RB, Ser. A, 8.00%, 01/01/2014	1,585,000	1,590,135
Maine Hlth. & Higher Edl. Facs. Auth. RB, Maine Med. Ctr., Ser. C, 5.00%,
11/15/2013	360,000	360,270
Minneapolis & St. Paul, MN Hsg. & Redev. Auth. Hlth. Care, Ser. A, 4.75%,
11/15/2018	2,000,000	2,001,080
Mississippi Hosp. Equip. & Facs. RB, Baptist Med. Ctr., 6.50%, 05/01/2010	1,000,000	1,012,000
Murray City, UT Hosp. RB, IHC Hlth. Svcs., Inc., 4.75%, 05/15/2020	125,000	125,010
New Jersey Hlth. Care Facs. RB, St. Joseph’s Hosp. & Med. Ctr., 5.75%,
07/01/2016	3,390,000	3,462,309
North Cent, TX Hlth. Facs. Dev. Corp. RRB TCR, Baylor Hlth. Care Sys., 5.50%,
05/15/2013	5,210,000	5,315,607
Oklahoma Inds. Auth. RRB, Hlth. Sys., Ser. A, 6.00%, 08/15/2018	1,725,000	1,841,713
Peninsula Port Auth. of Virginia Hosp. Facs. RRB, Whittaker Mem. Hosp., 8.70%,
08/01/2023	490,000	567,224
South Carolina Jobs EDA Hosp. Facs. RRB, Palmetto Hlth., Ser. C, 4.50%,
08/01/2006	820,000	820,738
South Miami, FL Hlth. Facs. RB, Baptist Hlth. Sys. Corp., 5.375%, 10/01/2016	3,250,000	3,300,082
Tarrant Cnty., TX Hlth. Facs. Dev. Corp. RB:
Adventist Hlth. Sys., 6.125%, 11/15/2022	240,000	242,390
Texas Hlth. Resources Sys., Ser. A:
5.25%, 02/15/2022	6,600,000	6,841,494
5.75%, 02/15/2011	630,000	659,824
Washington Cnty., OK Med. Auth. RB, J. Phillips Hosp., 6.125%, 11/01/2014	1,060,000	1,061,919

		52,528,513

HOUSING 13.7%
Alaska Hsg. Fin. Corp. RB, Ser. A:
6.00%, 06/01/2027	865,000	887,948
6.10%, 12/01/2006	500,000	505,625
Allegheny Cnty., PA Residential Fin. Auth. SFHRB, Ser. II-1, 5.05%, 11/01/2010	560,000	566,838
Arkansas Fin. Auth. SFHRB, Ser. G, 5.20%, 01/01/2011	795,000	800,875
Atlanta, GA Hsg. Auth. RB, Village at Castleberry Proj., 4.60%, 02/20/2009	655,000	657,587
Austin, TX Hsg. Fin. Corp. SFHRB, 0.00%, 02/01/2016 (g)	1,825,000	330,800
Bryan Cnty., OK EDA SFHRB, 8.60%, 07/01/2010	235,000	206,760
Burnsville, MN MHRB, Summit Park Apts., 5.75%, 07/01/2011	540,000	541,312
California Hsg. Fin. Agcy. Home Mtge. RB, Ser. P, 5.55%, 08/01/2008	100,000	102,300
California Hsg. Fin. Agcy. MHRB, Ser. A, 5.95%, 08/01/2028	140,000	143,039
California Rural Home Mtge. Auth. SFHRB, Ser. B, 7.30%, 06/01/2031	530,000	545,545
Chicago, IL MHRB, Hearts UTD Apts., Ser. A, 4.60%, 07/01/2010	480,000	473,491
Colorado HFA RB, Ser. B-2, 7.00%, 05/01/2026	115,000	117,659
Colorado HFA SFHRB, 0.00%, 11/01/2029 (g)	1,750,000	479,342
Comanche Cnty., OK HFA SFHRB, Ser. B-2, 6.60%, 10/01/2035	980,000	1,011,546

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued May 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Connecticut HFA RB, Ser. G, 5.60%, 11/15/2009	$ 100,000	$102,513
DeKalb Cnty., GA MHRB, Bryton Hills Apts., 5.00%, 09/01/2011	700,000	721,434
Delaware Hsg. Auth. RB, Ser. A:
5.20%, 07/01/2006	110,000	110,088
6.00%, 07/01/2018	195,000	195,271
District of Columbia HFA RB:
King Seniors Ctr., Ser. C, 2.25%, 06/01/2006	515,000	509,706
Residential Seniors Ctr., Ser. 1, 7.75%, 09/01/2016	102,500	102,719
Shipley Park Apts. Proj., 3.75%, 06/01/2010	360,000	354,290
Duval Cnty., FL SFHRB, 6.30%, 06/01/2029	335,000	341,958
East Baton Rouge Parish, LA New Pub. Hsg. Auth. RB, 4.875%, 08/01/2006	395,000	395,877
Florida HFA RB:
0.00%, 12/01/2029, (Insd. by FSA) (g)	5,545,000	1,304,129
0.00%, 07/01/2030, (Insd. by FSA) (g)	3,695,000	726,289
Franklin Cnty., OH MHRB, Tuttle Park Proj., Ser. A, 6.50%, 03/01/2026	485,000	512,824
Greenwich, CT Hsg. Auth. RB, Ser. A, 6.35%, 09/01/2027	1,200,000	1,257,240
Idaho HFA SFHRB:
Ser. A, 6.15%, 07/01/2024	270,000	270,230
Ser. F2, 5.70%, 07/01/2010	355,000	356,668
Indiana HFA RB, 6.80%, 01/01/2017	515,000	516,025
Lake Charles, LA Non-Profit Hsg. RB, Chateau Proj., Ser. A, 7.875%, 02/15/2025	2,295,000	2,310,193
Leon Cnty., FL HFA SFHRB, Multi-Cnty. Proj., Ser. B, 6.25%, 07/01/2019, (Insd. by
GNMA)	50,000	51,319
Loma Linda, CA MHRB, Redlands, Inc. Proj., 7.375%, 06/01/2009	700,000	720,944
Los Angeles, CA MHRB, Earthquake Rehabilitation Proj., Ser. B, 5.85%,
12/01/2027	1,215,000	1,238,304
Louisiana HFA SFHRB, AMT:
6.30%, 12/01/2019	335,000	340,417
6.30%, 06/01/2020	1,035,000	1,051,736
Ser. B-2, 5.55%, 06/01/2019	930,000	941,290
Ser. C-1, 5.60%, 12/01/2017	865,000	873,555
Maricopa Cnty., AZ IDA MHRB, Ser. A-1, 5.75%, 10/20/2018	4,155,000	4,404,840
Massachusetts HFA Rental Mtge. RB, Ser. H, 6.65%, 07/01/2041	1,990,000	2,113,579
Massachusetts HFA SFHRB, Ser. O, 2.20%, 12/01/2006	15,000,000	14,826,900
Meridian, MS Hsg. Auth. RB, Ser. A, 5.00%, 09/01/2025	1,000,000	1,005,710
Missouri Hsg. Dev. Commission RB, Ser. B, 0.00%, 09/01/2012, (Insd. by FHA) (g)	380,000	248,068
Montgomery Cnty., MD SFHRB, Ser. E, 4.50%, 12/29/2006	3,920,000	3,934,112
Nevada Hsg. Division RB, 7.75%, 04/01/2022	5,000	5,009
New Mexico Mtge. Fin. Auth. MHRB, Rio Volcan II Apts. Proj., 5.65%,
07/01/2018	60,000	61,168
New Orleans, LA Hsg. Dev. Corp. RB, Tulane Ave. Proj., 7.875%, 06/01/2010	195,000	187,766
New York Mtge. Agcy. RB, Ser. 82, 5.10%, 04/01/2022	90,000	90,247
New York Penfield Crown Oak Hsg. Dev. MHRB, Crown Oak Apts. Proj., 4.20%,
12/01/2047	2,000,000	1,998,180
North Carolina HFA SFHRB, Ser. HH, 6.20%, 03/01/2018	450,000	456,790
North Dakota HFA RB, 4.20%, 07/01/2011	520,000	517,748

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued May 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Ohio HFA Mtge. RB, Residential Ser. C-1, 6.05%, 03/01/2032	$ 190,000	$190,825
Ohio HFA SFHRB, 0.00%, 01/15/2015 (g)	25,000	10,604
Oklahoma HFA SFHRB, 0.00%, 09/01/2030 (g)	730,000	161,148
Oregon Hsg. & Cmnty. Svcs. Dept. SFHRB, Ser. L, 5.90%, 07/01/2031	2,560,000	2,601,011
Palm Beach Cnty., FL SFHRB, Ser. B, 5.50%, 10/01/2022	475,000	479,626
Pennsylvania HFA SFHRB:
Ser. 68-A, 6.05%, 10/01/2028	3,450,000	3,486,087
Ser. 70-A, 4.90%, 10/01/2010	400,000	406,624
Peregrines Landing, LLC Fac. RB, Ser. A, 7.00%, 05/20/2044, (Insd. by GNMA)	5,845,000	6,201,603
Pinellas Cnty., FL HFA SFHRB, 6.25%, 10/01/2025	5,000	5,029
Rhode Island Hsg. & Mtge. Fin. RB, 6.50%, 04/01/2027	25,000	25,030
San Antonio, TX Hsg. Fin. Corp. RB:
Eagle’s Nest Apts. Proj., 4.50%, 12/15/2008	510,000	509,908
Harbor Cove Apts. Proj., 4.50%, 12/15/2008	620,000	619,895
San Diego, CA MHRRB, Market Street Square Apts. Proj., Ser. C, 5.45%,
11/01/2026	700,000	703,864
San Francisco, CA City & Cnty. Redev. Agcy. Mtge. RRB, Proj. A, 6.85%,
07/01/2024, (Insd. by MBIA)	3,075,000	3,082,687
South Dakota HDA RB, Homeownership Mtge.:
Ser. I, AMT, 4.50%, 12/15/2006	10,000,000	10,032,200
Ser. J, 5.20%, 05/01/2007	680,000	686,793
St. Louis Cnty., MO MHRB, 5.50%, 09/20/2016	200,000	204,974
Tampa, FL Home Mtge. RB, 0.00%, 10/01/2014, (Insd. by FHA) (g)	515,000	130,630
Tennessee Hsg. Dev. Agcy. RB, 4.95%, 07/01/2007	1,000,000	1,009,810
Texas Dept. of Hsg. & Cmnty. RB, Ser. A, 6.20%, 07/01/2019	230,000	239,501
University of Puerto Rico RB, Ser. M, 5.40%, 06/01/2009	400,000	403,548
Utah HFA RB, RHA Cmnty. Svcs. Proj., Ser. A, 6.875%, 07/01/2027	970,000	978,468
Wisconsin Hsg. & EDA RB, 6.85%, 11/01/2012	55,000	55,079

		84,750,747

INDUSTRIAL DEVELOPMENT REVENUE 6.3%
Alaska Indl. Dev. & Export Auth. Power RB, Snettisham Hydroelectric, 6.00%,
01/01/2014	1,165,000	1,229,471
Alaska Indl. Dev. & Export Auth. RB, Ser. A:
5.60%, 04/01/2010, (Insd. by MBIA)	460,000	474,232
5.80%, 04/01/2013	7,265,000	7,498,715
Arkansas EDFA RB, Ser. B, 5.80%, 12/01/2020	500,000	517,910
Clark Cnty., NV PCRB, Sierra Pacific Resources, 6.60%, 06/01/2019	4,460,000	4,546,256
Humbolt Cnty., NV PCRB, Sierra Pacific Resources, 6.55%, 10/01/2013	2,500,000	2,566,550
Liberty Cnty., GA IDA RB, Leconte Properties, Inc. Proj., 7.875%, 12/01/2014	200,000	202,000
Maryland IFA EDRB, 7.125%, 07/01/2006	10,000	10,026
Mercer Cnty., PA IDA RB, Kroger Co., 13.00%, 06/01/2007	355,000	367,539
New Jersey EDA RB, Holt Hauling & Warehousing, 8.40%, 12/15/2015	1,000,000	875,000
New York, NY IDA RB, Japan Airlines Co. Proj., 6.00%, 11/01/2015	455,000	463,463
Pleasants Cnty., WV PCRB:
Monongahela Power Co., Ser. C, 6.15%, 05/01/2015, (Insd. by AMBAC)	4,000,000	4,025,440
West Penn Power, 6.15%, 05/01/2015	10,000,000	10,063,600

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued May 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Port New Orleans, LA Board Fac. RB, 5.00%, 04/01/2033	$350,000	$350,199
San Diego, CA IDRB, San Diego Gen. Elec.:
5.90%, 09/01/2018	575,000	577,461
Ser. A, 5.90%, 06/01/2018, (Insd. by AMBAC)	270,000	272,649
South Dakota EDFA RB, 4.95%, 04/01/2009	315,000	318,270
St. Paul, MN Port Auth. IDA RB:
Ser. K, Lottery, 9.50%, 12/01/2014, (Insd. by FGIC)	180,000	185,125
Ser. N, Lottery, 10.00%, 12/01/2014, (Insd. by FGIC)	190,000	195,877
Wood Cnty., OH IDRB, Schutz Container Sys. Proj., Ser. A, 7.125%, 06/01/2013	3,405,000	3,596,191
York Cnty., PA IDA RB, 6.45%, 10/01/2019	440,000	443,854

		38,779,828

LEASE 0.8%
Philadelphia, PA Auth. Indl. Dev. Lease RB, City of Philadelphia Proj., Ser. A,
5.375%, 02/15/2027	2,975,000	3,061,483
Prince William Cnty., VA Lease COP, 5.50%, 12/01/2010, (Insd. by MBIA)	500,000	510,665
St. Louis, MO Muni. Fin. Corp. RB:
0.00%, 07/15/2014, (Insd. by AMBAC) (g)	1,500,000	959,895
City Justice Ctr., 5.40%, 02/15/2012	375,000	382,965

		4,915,008

MISCELLANEOUS REVENUE 5.0%
Broward Cnty., FL Spl. Obl. RB, 5.00%, 01/01/2012	4,090,000	4,117,935
California Statewide CDA RB, SAVRS, 3.95%, 05/15/2029	1,500,000	1,500,000
Delaware Hlth. Facs. Auth. RRB, Beebe Med. Ctr. Proj., Ser. A, 5.00%,
06/01/2007	460,000	464,973
Delaware River Port Auth. of Pennsylvania & New Jersey RB, 5.50%, 01/01/2026	1,470,000	1,501,384
Gulf Breeze, FL Local Govt. RB, FRN, 3.48%, 12/01/2015	240,000	240,000
Louisiana Govt. Env. Facs. CDA RB, Ser. A, 6.30%, 07/01/2030	5,225,000	5,793,898
Maine Muni. Bond Bank RB, Ser. B, 5.85%, 11/01/2020	360,000	360,590
Michigan Muni. Bond Auth. RB, 8.625%, 11/01/2016	335,000	335,000
New Jersey EDA RB, Elite Pharmaceuticals Proj., Ser. A, 6.50%, 09/01/2030	3,660,000	3,480,038
New York RB, Ser. I, 6.00%, 04/15/2012	850,000	874,301
Southwest Virginia Regl. Jail Auth. RB, 3.00%, 09/01/2006	3,000,000	2,994,600
Washoe Cnty., NV Gas Facs. RB, 6.55%, 09/01/2020	3,000,000	3,057,120
West Virginia Sch. Bldg. Auth. RB, 5.50%, 07/01/2013	5,000,000	5,184,650
Yuma Cnty., AZ Jail Dist. RB, 5.15%, 07/01/2007, (Insd. by AMBAC)	1,245,000	1,246,432

		31,150,921

POWER 0.6%
Hawaii Dept. of Budget & Fin. RB, Hawaiian Elec. Co. Proj., 5.45%, 11/01/2023,
(Insd. by MBIA)	65,000	65,000
M-S-R Pub. Power Agcy. RB, California San Juan Proj., 6.00%, 07/01/2022	605,000	674,605
Nebraska Pub. Power Dist. RB, Ser. A, 0.00%, 01/01/2007 (g)	850,000	832,014
North Carolina Muni. Power Agcy. Catawba Elec. RRB, Ser. A, 5.125%,
01/01/2017	1,000,000	1,026,170
Tacoma, WA Elec. Sys. RRB, 5.50%, 01/01/2014	750,000	771,585

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued May 31, 2006

Principal
Amount	Value

MUNICIPAL OBLIGATIONS continued
POWER continued
Tulsa, OK Pub. Facs. Auth. Solid Waste Steam & Elec. RB, Ogden Martin Sys., Inc.
Proj., 6.95%, 05/01/2007	$ 100,000	$101,171
Western Minnesota Power Agcy. RB, Ser. A, 5.50%, 01/01/2011	400,000	415,036

3,885,581

PRE-REFUNDED 13.7%
Alameda Cnty., CA COP, Fin. Proj., 6.00%, 09/01/2021	3,205,000	3,287,561
Austin, TX Independent Sch. Dist. GO, 5.60%, 08/01/2009	745,000	747,600
Brunswick Cnty., VA Lease RB, 5.75%, 07/01/2012	2,000,000	2,043,640
Carol Stream, IL Tax Increment RB, 7.875%, 01/01/2017	3,970,000	4,105,178
Coastal Water Auth., Texas Conveyance Sys. RB, 7.50%, 12/15/2016	20,000	20,062
Connecticut GO, Ser. C, 6.50%, 11/01/2007	1,000,000	1,022,270
Cuyahoga Cnty., OH	Hlth. Care Facs. RB, Judson Retirement Cmnty., Ser. A, 7.25%,
11/15/2018	5,130,000	5,308,062
Fontana, CA Unified Sch. Dist. GO, Ser. C, 6.25%, 05/01/2012	2,390,000	2,493,511
Gwinnett Cnty., GA Sch. Dist. GO, 5.375%, 02/01/2009	1,400,000	1,404,830
Hamal CDD Florida RB, 6.20%, 05/01/2015	500,000	536,390
Heartland Consumer Power Dist. RB, 6.00%, 01/01/2010	10,205,000	10,642,692
Illinois Dev. Fin. Auth. PCRB:
Illinois Power Co. Proj., Ser. A, 7.375%, 07/01/2021	5,000,000	5,114,950
TCR, 7.375%, 07/01/2021, (Insd. by AMBAC)	7,275,000	7,443,271
Los Angeles, CA Cmnty. Redev. Agcy. RB, Ser. G, 6.75%, 07/01/2010	250,000	250,683
Los Angeles, CA Cmnty. Redev. Agcy. Tax Allocation RB, Ser. G, 6.75%, 07/01/2010	680,000	702,970
Louisiana Pub. Facs. Auth. Hosp. RB, Alton Ochsner Med. Foundation, 5.75%,
05/15/2011	80,000	83,065
Louisiana Pub. Facs. Auth. RB, Centenary College Proj., 5.90%, 02/01/2017	1,000,000	1,042,290
Maricopa Cnty., AZ IDRB, 6.625%, 07/01/2026	2,500,000	2,555,800
Maricopa Cnty., AZ Sch. Dist. GO, 5.50%, 07/01/2017	2,000,000	2,023,280
Midlothian, TX Independent Sch. Dist. RB, 0.00%, 02/15/2018 (g)	295,000	146,158
Milwaukee, WI GO, Ser. K, 5.00%, 06/15/2010	1,500,000	1,539,120
Montana Board of Investment RB, Workers’ Compensation Prog., 6.875%,
06/01/2011	2,800,000	2,959,796
Nebraska Higher Ed. Loan RB, 0.00%, 12/15/2015, (Insd. by MBIA) (g)	2,100,000	1,078,476
New Mexico Hosp. RB, Equipment Council Proj., 6.40%, 06/01/2009	400,000	408,000
New Orleans, LA Exhibit Hall Hotel RB, 0.00%, 07/15/2006 (g)	200,000	199,136
New York City, NY Muni. Water Fin. Auth., Water & Sewer Sys. RB, Ser. B, 5.30%,
06/15/2006	200,000	200,134
New York Dorm. Auth. RRB., North Gen. Hosp., 5.10%, 02/15/2011, (Insd. by
MBIA)	650,000	678,509
Norfolk, VA IDA	RB, DePaul Med. Ctr., 6.50%, 12/01/2007	900,000	921,384
Northwest Arkansas Regl. Arpt. Auth. RB, 7.625%, 02/01/2027	3,925,000	4,235,153
Odessa, TX Hsg. Fin. Corp. RB, 0.00%, 06/01/2012 (g)	450,000	351,851
Oklahoma Dev. Fin. Auth. RB, Hillcrest Med. Ctr., 5.625%, 08/15/2019	165,000	175,588
Ontario, CA Redev. Fin. Auth. Tax RB, 5.80%, 08/01/2023	1,500,000	1,544,985
Orange Cnty., FL Tourist Dev. Tax RRB, 6.00%, 10/01/2016	335,000	335,680
Orleans Parish, LA Sch. Board GO, 0.00%, 02/01/2008 (g)	95,000	83,885

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued May 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Robinson Turnpike Pennsylvania Muni. Auth. Water & Sewer RB, 6.00%,
11/15/2019	$ 1,275,000	$1,414,013
San Antonio, TX Elec. & Gas RRB, Ser. 2000:
5.00%, 02/01/2017	100,000	105,793
6.00%, 02/01/2008	200,000	205,472
Santa Clara Cnty., CA East Side Unified Sch. Dist. RB, Ser. E, 5.00%, 09/01/2023	5,400,000	5,469,444
Scranton-Lackawanna, PA Hlth. & Welfare Auth. RB, Marian Cmnty. Hosp. Proj.,
6.50%, 01/15/2007	345,000	350,755
Southern California Pub. Power Auth. Proj. RB, 5.00%, 07/01/2017	585,000	585,614
St. Mary, PA Hosp. Auth. RB, Ser. A, 5.00%, 12/01/2006	1,645,000	1,656,795
Stockton, CA Hsg. Facs. RB, O’Conner Woods Proj. A, 5.20%, 03/20/2009	475,000	475,570
Sunrise, FL Util. Sys. RB, Ser. A, 5.75%, 10/01/2026	2,000,000	2,034,780
University of Texas RRB, 6.50%, 08/15/2007	2,135,000	2,158,699
Utah Intermountain Power Agcy. RB, 5.00%, 07/01/2013	2,410,000	2,412,362
West Jefferson, AL Amusement & Pub. Park Auth. RB, Visionland Alabama Proj.,
7.50%, 12/01/2008	400,000	412,580
West Jordan, UT IDRRB, Boise Cascade Corp., 6.20%, 07/15/2007	775,000	777,317
Wichita, KS RB, CSJ Hlth. Sys., 7.20%, 10/01/2015	130,000	145,467
Wood Glen, TX Hsg. Fin. Corp. Mtge. RB, Copperwood Proj., Ser. A, 7.65%,
07/01/2022	1,000,000	1,001,920

		84,892,541

PUBLIC FACILITIES 1.2%
Austin, TX Convention Enterprise RB:
6.60%, 01/01/2021	2,000,000	2,106,940
6.70%, 01/01/2028	500,000	531,445
Crossings at Fleming Island CDD Florida RB, Ser. A, 5.60%, 05/01/2012	1,695,000	1,817,074
San Francisco, CA City & Cnty. COP, 2789 25th Street Proj., 5.00%,
09/01/2014	600,000	609,210
San Francisco, CA City & Cnty. Redevelopment Agcy. Hotel RB, 6.50%,
07/01/2008	600,000	601,374
St. Charles, IL Park Dist. RB, 4.80%, 12/01/2010	425,000	425,340
Washoe Cnty., NV Reno/Sparks Convention Ctr. RB, 5.375%, 07/01/2008	1,350,000	1,351,755

		7,443,138

RESOURCE RECOVERY 1.9%
Charleston Cnty., SC Resource Recovery RB, Foster Wheeler Corp., 5.10%,
01/01/2008, (Insd. by AMBAC)	500,000	509,960
Connecticut Resource Recovery Auth. RRB, Mid-Connecticut Sys., Ser. A:
5.50%, 11/15/2011	5,040,000	5,177,693
5.50%, 11/15/2012	4,955,000	5,090,371
Dade Cnty., FL Resource Recovery RB:
5.50%, 10/01/2010	225,000	230,454
5.50%, 10/01/2013	200,000	204,780
Northeast Nebraska Solid Waste Facs. RB, 4.45%, 05/15/2008	265,000	265,132
Pasco Cnty., FL Solid Waste RB, 6.00%, 04/01/2010	400,000	423,768

		11,902,158

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued May 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
SALES TAX 2.7%
Compton, CA Cmnty. Redev. Agcy. RB, 6.50%, 08/01/2013	$3,500,000	$3,577,665
Metropolitan Atlanta Rapid Trans. Auth., Georgia Sales Tax RB, Second Indenture,
Ser. A, 5.50%, 07/01/2017, (Insd. by MBIA)	12,630,000	12,903,061
Metropolitan Pier & Expo. Auth., Illinois RB, 5.50%, 06/01/2011	500,000	505,670

		16,986,396

STUDENT LOAN 0.1%
Massachusetts Edl. Financing Auth. RB, Ser. C-RMK, 4.60%, 12/01/2008	515,000	516,463
New Jersey Higher Ed. Student Assistance Auth. RB, Ser. A, 5.50%, 06/01/2006,
(Insd. by MBIA)	105,000	105,000

		621,463

TOBACCO REVENUE 4.9%
California Golden Tobacco Securitization Enhanced Asset-Backed, Ser. A, 5.00%,
06/01/2015	2,500,000	2,501,950
Nassau Cnty., NY Tobacco Settlement Corp. RRB, Ser. A-3, 5.00%, 06/01/2035	500,000	484,380
Tobacco Settlement Auth. of Rhode Island RRB:
6.125%, 06/01/2032	4,000,000	4,209,640
6.25%, 06/01/2042	2,000,000	2,094,480
Tobacco Settlement Auth. of Washington RB, 6.625%, 06/01/2032	150,000	163,538
Tobacco Settlement Fin. Corp. of New Jersey RB:
5.75%, 06/01/2032	5,025,000	5,210,372
6.00%, 06/01/2037	2,000,000	2,097,300
6.125%, 06/01/2042	2,500,000	2,637,625
Tobacco Settlement Fin. Corp. of New York, Ser. B-1, 5.00%, 06/01/2006	11,000,000	11,000,000

		30,399,285

TRANSPORTATION 4.3%
California Bay Area Rapid Transit RB, Grant A:
4.00%, 06/15/2008	350,000	350,077
4.875%, 06/15/2009	810,000	810,445
Chicago, IL Trans. Auth. RB, Douglas Branch Construction, Ser. B, 5.00%,
06/01/2007	70,000	70,000
Florida Port Fin. Commission RB, 5.375%, 06/01/2016, (Insd. by MBIA)	1,000,000	1,030,870
Indiana Trans. Fin. Auth. RB, Toll Road Lease:
5.00%, 07/01/2014	1,000,000	1,000,960
5.375%, 07/01/2009	1,580,000	1,613,448
Indiana Trans. Fin. Auth. RRB, 5.75%, 07/01/2011	18,960,000	19,367,261
Louisiana Regl. Trans. Auth. RB, 5.00%, 05/01/2007	500,000	504,620
Miami, OH Valley Regl. Trans. Auth., Ltd. Tax RB, 5.10%, 12/01/2008	330,000	330,317
Phoenix, AZ Street & Hwy. RB, 6.25%, 07/01/2011	1,355,000	1,392,019

		26,470,017

UTILITY 4.4%
Albuquerque, NM Water & Sewer Sys. RB, 4.75%, 07/01/2007	100,000	100,082
Amarillo, TX Waterworks & Sewer Sys. RRB, 5.00%, 04/01/2009	390,000	390,382
Cherokee Cnty., GA Water & Sewer RB, 6.90%, 08/01/2018	5,000	5,012
Chicago, IL Wastewater Transmission RB, 5.125%, 01/01/2025	3,005,000	3,049,354

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued May 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY continued
Escambia Cnty., FL Util. Sys. RB, 5.00%, 01/01/2007	$2,000,000	$2,016,420
Gwinnett Cnty., GA Water & Sewer RB, Ser. A, 5.00%, 08/01/2006	3,045,000	3,052,247
Northern Colorado Water Conservancy Dist. RB, 6.50%, 12/01/2012	2,800,000	2,893,044
Sacramento Cnty., CA Sanitation Dist. Fin. Auth. RB, Ser. A, 5.60%, 12/01/2016	575,000	580,480
San Diego, CA Sewer RB, Ser. A, 4.90%, 05/15/2010	4,750,000	4,754,370
Washoe Cnty., NV Water Facs. RB, Sierra Pacific Power, 6.65%, 06/01/2017	10,000,000	10,334,000

		27,175,391

WATER & SEWER 3.3%
Bexar, TX Metro. Water Dist. Waterworks RB, 5.875%, 05/01/2022	2,945,000	2,979,221
Brazos River Auth. Texas Contract RRB, Temple Regl. Water Supply Sys., 4.80%,
08/01/2006	150,000	150,149
Grapevine, TX COP, 5.25%, 02/15/2014	2,860,000	2,863,318
Hollister, CA Joint Power Fin. RRB, Sewer Sys. Impt. Proj., 5.75%, 12/01/2011	3,020,000	3,048,750
Montgomery Cnty., MD EDRB, Brink Reservoir Facs., 10.375%, 12/15/2014	335,000	346,755
Muncy Boro, PA Muni. Auth. Water RB, 5.00%, 07/01/2020	500,000	500,460
New Jersey EDA Water Facs. RB, New Jersey American Water Co. Proj., Ser. B,
5.50%, 06/01/2023	230,000	230,189
Oklahoma Water Resource Board RB, Ser. A, 5.65%, 09/01/2018	275,000	281,660
Texas Water Dev. RB, Revolving Fund, 5.125%, 07/15/2018	10,000,000	10,072,900
West Morgan-East Lawrence, AL Water Auth. RB, 5.50%, 08/15/2012	200,000	204,656

		20,678,058

Total Municipal Obligations (cost $607,779,682)		608,556,460

	Shares	Value

SHORT-TERM INVESTMENTS 0.6%
MUTUAL FUND SHARES 0.6%
Evergreen Institutional Municipal Money Market Fund ø (cost $3,282,514)	3,282,514	3,282,514

Total Investments (cost $611,062,196) 98.9%		611,838,974
Other Assets and Liabilities 1.1%		7,103,829

Net Assets 100.0%		$618,942,803

•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
(h)	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid and is valued using market quotations when readily available.
(g)	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued May 31, 2006

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.	HDA	Housing Development Authority
AMT	Alternative Minimum Tax	HFA	Housing Finance Authority
ARS	Auction Rate Security	IDA	Industrial Development Authority
BIG	Bond Investors Guarantee	IDRB	Industrial Development Revenue Bond
CDA	Community Development Authority	IDRRB	Industrial Development Refunding Revenue Bond
CDD	Community Development District	IFA	Industrial Finance Agency
COP	Certificates of Participation	MBIA	Municipal Bond Investors Assurance Corp.
EDA	Economic Development Authority	MHRB	Multifamily Housing Revenue Bond
EDFA	Economic Development Finance Authority	MHRRB	Multifamily Housing Refunding Revenue Bond
EDRB	Economic Development Revenue Bond	PCRB	Pollution Control Revenue Bond
FGIC	Financial Guaranty Insurance Co.	RB	Revenue Bond
FHA	Federal Housing Authority	RHA	Residential Housing Authority
FRN	Floating Rate Note	RRB	Refunding Revenue Bond
FSA	Financial Security Assurance, Inc.	SAVRS	Select Auction Variable Rate Securities
GNMA	Government National Mortgage Association	SFHRB	Single Family Housing Revenue Bond
GO	General Obligation	TCR	Transferable Custody Receipts

The following table shows the percent of total investments by geographic location as of May 31, 2006:

Texas	9.8%	Maryland	0.9%
California	9.2%	Oklahoma	0.8%
Illinois	8.4%	Utah	0.7%
New York	7.4%	South Carolina	0.6%
Massachusetts	5.9%	Minnesota	0.5%
Indiana	5.0%	Montana	0.5%
Florida	4.8%	Missouri	0.5%
Nevada	3.6%	Oregon	0.4%
South Dakota	3.5%	Kentucky	0.4%
New Jersey	3.4%	Nebraska	0.4%
West Virginia	3.2%	Mississippi	0.4%
Georgia	3.1%	Wisconsin	0.3%
Pennsylvania	3.0%	Tennessee	0.2%
Louisiana	2.8%	District of Columbia	0.2%
Ohio	2.8%	Kansas	0.2%
Connecticut	2.4%	Michigan	0.1%
Alaska	2.3%	Delaware	0.1%
Arizona	2.1%	Maine	0.1%
Washington	2.0%	New Mexico	0.1%
Colorado	1.4%	Idaho	0.1%
Arkansas	1.2%	North Dakota	0.1%
Virginia	1.2%	Puerto Rico	0.1%
Rhode Island	1.0%	Non-state specific	0.9%
Alabama	1.0%
North Carolina	0.9%		100.0%

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued May 31, 2006

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of May 31, 2006 (unaudited):

AAA	76.2%
AA	9.5%
A	4.1%
BBB	4.6%
BB	1.0%
B	0.5%
Less than CCC	0.1%
NR	4.0%

100.0%

The following table shows the percent of total investments by maturity as of May 31, 2006 (unaudited):

Less than 1 year	18.8%
1 to 3 year(s)	6.6%
3 to 5 years	8.7%
5 to 10 years	29.6%
10 to 20 years	24.0%
20 to 30 years	9.4%
Greater than 30 years	2.9%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2006

Assets
Investments in securities, at value (cost $607,779,682)	$608,556,460
Investments in affiliated money market fund, at value (cost $3,282,514)	3,282,514

Total investments	611,838,974
Receivable for securities sold	20,000
Receivable for Fund shares sold	541,802
Interest receivable	10,830,401
Prepaid expenses and other assets	67,638

Total assets	623,298,815

Liabilities
Dividends payable	580,425
Payable for securities purchased	615,893
Payable for Fund shares redeemed	3,045,631
Advisory fee payable	2,200
Due to other related parties	35,732
Accrued expenses and other liabilities	76,131

Total liabilities	4,356,012

Net assets	$618,942,803

Net assets represented by
Paid-in capital	$636,531,818
Overdistributed net investment income	(598,592)
Accumulated net realized losses on investments	(17,767,201)
Net unrealized gains on investments	776,778

Total net assets	$618,942,803

Net assets consists of
Class A	$356,936,743
Class B	104,033,735
Class C	120,177,976
Class I	37,794,349

Total net assets	$618,942,803

Shares outstanding (unlimited number of shares authorized)
Class A	40,803,105
Class B	11,922,025
Class C	13,693,655
Class I	4,321,253

Net asset value per share
Class A	$8.75
Class A—Offering price (based on sales charge of 4.75%)	$9.19
Class B	$8.73
Class C	$8.78
Class I	$8.75

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended May 31, 2006

Investment income
Interest	$27,144,276
Income from affiliate	801,824

Total investment income	27,946,100

Expenses
Advisory fee	3,659,728
Distribution Plan expenses
Class A	1,252,376
Class B	1,218,069
Class C	1,450,802
Administrative services fee	725,624
Transfer agent fees	431,890
Trustees’ fees and expenses	11,000
Printing and postage expenses	48,221
Custodian and accounting fees	227,149
Registration and filing fees	89,173
Professional fees	40,697
Interest expense	6,618
Other	27,349

Total expenses	9,188,696
Less: Expense reductions	(17,618)
Expense reimbursements	(190,055)

Net expenses	8,981,023

Net investment income	18,965,077

Net realized and unrealized gains or losses on investments
Net realized gains on investments	562,344
Net change in unrealized gains or losses on investments	(440,075)

Net realized and unrealized gains or losses on investments	122,269

Net increase in net assets resulting from operations	$19,087,346

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended May 31,

	2006		2005

Operations
Net investment income		$18,965,077		$19,290,577
Net realized gains on investments		562,344		663,975
Net change in unrealized gains or losses
on investments		(440,075)		8,843,873

Net increase in net assets resulting from
operations		19,087,346		28,798,425

Distributions to shareholders from
Net investment income
Class A		(11,818,173)		(11,982,225)
Class B		(2,588,834)		(3,248,676)
Class C		(3,085,001)		(3,718,955)
Class I		(1,411,682)		(443,129)

Total distributions to shareholders		(18,903,690)		(19,392,985)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	8,607,072	75,323,656	17,012,083	148,226,142
Class B	169,837	1,524,358	525,161	4,561,274
Class C	756,119	6,686,758	1,735,489	15,144,136
Class I	7,326,606	64,166,844	2,047,938	17,868,157

		147,701,616		185,799,709

Net asset value of shares issued in
reinvestment of distributions
Class A	807,191	7,067,206	813,883	7,091,178
Class B	179,725	1,569,861	214,544	1,864,673
Class C	181,084	1,590,773	203,684	1,780,536
Class I	110,306	965,381	28,930	252,245

		11,193,221		10,988,632

Automatic conversion of Class B shares
to Class A shares
Class A	879,085	7,696,728	2,090,589	18,224,993
Class B	(881,097)	(7,696,728)	(2,095,396)	(18,224,993)

		0		0

Payment for shares redeemed
Class A	(20,870,426)	(182,643,670)	(22,051,080)	(192,055,604)
Class B	(3,707,966)	(32,382,128)	(5,239,626)	(45,510,135)
Class C	(6,118,923)	(53,745,770)	(7,735,110)	(67,608,296)
Class I	(6,011,326)	(52,620,344)	(431,718)	(3,768,322)

		(321,391,912)		(308,942,357)

Net decrease in net assets resulting from
capital share transactions		(162,497,075)		(112,154,016)

Total decrease in net assets		(162,313,419)		(102,748,576)
Net assets
Beginning of period		781,256,222		884,004,798

End of period		$ 618,942,803		$ 781,256,222

Overdistributed net investment income		$(598,592)		$(722,954)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1 . ORGANIZATION

Evergreen Strategic Municipal Bond Fund (the “Fund”) is a diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2 . SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market

NOTES TO FINANCIAL STATEMENTS continued

daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. During the year ended May 31, 2006, the following amounts were reclassified:

Paid-in capital	$ (62,975)
Overdistributed net investment income	62,975

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3 . ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.55% and declining to 0.35% as average daily net assets increase.

Stamper Capital & Investments, Inc., an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended May 31, 2006, EIMC

NOTES TO FINANCIAL STATEMENTS continued

reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $190,055.

The Fund may invest in Evergreen-managed money market funds which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4 . DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended May 31, 2006, EIS received $14,210 from the sale of Class A shares and $486, $335,884 and $6,384 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5 . SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $455,824,298 and $596,774,896, respectively, for the year ended May 31, 2006.

On May 31, 2006, the aggregate cost of securities for federal income tax purposes was $611,359,845. The gross unrealized appreciation and depreciation on securities based on tax cost was $4,066,500 and $3,587,371, respectively, with a net unrealized appreciation of $479,129.

As of May 31, 2006, the Fund had $17,469,552 in capital loss carryovers for federal income tax purposes with $4,807,868 expiring in 2008, $12,263,935 expiring in 2009 and $397,749 expiring in 2010.

6 . INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund

NOTES TO FINANCIAL STATEMENTS continued

to borrow from other participating funds. During the year ended May 31, 2006, the Fund did not participate in the interfund lending program.

7 . DISTRIBUTIONS TO SHAREHOLDERS

As of May 31, 2006, the components of distributable earnings on a tax basis were as follows:

Overdistributed
Exempt-
Interest	Unrealized	Capital Loss
Income	Appreciation	Carryovers

$ 598,592	$ 479,129	$17,469,552

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid was as follows:

	Year Ended May 31,

	2006	2005

Ordinary Income	$ 200,577	$ 135,018
Exempt-Interest Income	18,703,113	19,257,967

8 . EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9 . DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

1 0 . FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the year ended May 31, 2006 the Fund had average borrowings outstanding of $147,059 at a rate of 4.50% and paid interest of $6,618.

NOTES TO FINANCIAL STATEMENTS continued

1 1 . REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff ’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

NOTES TO FINANCIAL STATEMENTS continued

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Strategic Municipal Bond Fund, a series of Evergreen Municipal Trust, as of May 31, 2006, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2006 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Strategic Municipal Bond Fund as of May 31, 2006, the results of its operations, changes in its net assets and financial highlights for each of the years described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
July 24, 2006

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended May 31, 2006, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 98.95% . The percentage of distributions subject to the federal alternative minimum tax will be reported to shareholders in January 2007.

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris[2]	Former Partner, PricewaterhouseCoopers, LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[5]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Ms. Norris became Trustee effective July 3, 2006.

3 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

4 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

5 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

573853 rv1 7/2006

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the 4 series of the Registrant’s annual financial statements for the fiscal years ended May 31, 2006 and May 31, 2005, and fees billed for other services rendered by KPMG LLP.

	2006	2005
Audit fees	$105,996	$98,389
Audit -related fees	0	0

Audit and audit-related fees	0	0
Tax fees (1)	800	750
Non-audit fees (2)	900,575	650,575

Total fees	$1,007,371	$749,714

(1) Tax fees consists of fees for tax consultation, tax compliance, tax review and merger related activity.

(2) Non-audit fees consists of the aggregate fees for non-audit services rendered to the Fund, EIMC (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and EIS.

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund
Evergreen Utilities and High Income Fund
Evergreen International Balanced Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specified pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

IV. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

All Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of the SEC’s prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor’s annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor’s services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: July 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: July 28, 2006

By: ________________________
Kasey Phillips
Principal Financial Officer

Date: July 28, 2006